T. ROWE PRICE Multi-Strategy Total Return Fund
July 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares/Par $ Value
( Cost and value in $000s)
‡
ALBANIA 0.1%
Government Bonds 0.1%
Republic of Albania, 3.50%, 11/23/31 (EUR)  260,000 215
Total Albania (Cost
$244
)
215
ARGENTINA 0.0%
Common Stocks 0.0%
MercadoLibre (USD) (1) 43 35
Total Argentina (Cost
$40
)
35
AUSTRALIA 0.2%
Common Stocks 0.0%
BHP Group  1,948 53
Goodman Group  1,051 16
IGO  1,420 11
Northern Star Resources  2,589 14
OZ Minerals  1,432 19
113
Government Bonds 0.2%
Commonwealth of Australia, 1.75%, 6/21/51  1,108,000 535
535
Total Australia (Cost
$566
)
648
AUSTRIA 0.3%
Common Stocks 0.0%
BAWAG Group  192 9
Mayr Melnhof Karton  74 12
21
Government Bonds 0.3%
Republic of Austria, 0.85%, 6/30/2120 (2) 1,549,000 939
939
Total Austria (Cost
$843
)
960
BAHAMAS 0.1%
Government Bonds 0.1%
Commonwealth of Bahamas, 6.00%, 11/21/28 (USD) (2) 310,000 203
T. ROWE PRICE Multi-Strategy Total Return Fund

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Commonwealth of Bahamas, 8.95%, 10/15/32 (USD)  250,000 158
Total Bahamas (Cost
$481
)
361
BENIN 0.1%
Government Bonds 0.1%
Republic of Benin, 4.875%, 1/19/32 (EUR)  270,000 196
Total Benin (Cost
$253
)
196
BRAZIL 1.3%
Common Stocks 0.2%
B3  221,061 474
Magazine Luiza (1) 11,347 6
XP, Class A (USD) (1) 8,109 171
651
Corporate Bonds 0.5%
Braskem Netherlands Finance, 5.875%, 1/31/50 (USD) (2)(3) 200,000 174
ERO Copper, 6.50%, 2/15/30 (USD) (2) 440,000 312
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD) (2) 700,000 565
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD) (2) 280,000 226
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD)  310,000 250
MercadoLibre, 3.125%, 1/14/31 (USD) (3) 200,000 155
Suzano Austria, 3.125%, 1/15/32 (USD)  300,000 244
1,926
Government Bonds 0.6%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/25  1,700,000 310
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/27  8,355,000 1,476
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/31  1,688,000 280
2,066
Total Brazil (Cost
$5,374
)
4,643
CANADA 0.8%
Asset-Backed Securities 0.0%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%,
1/25/52 (2) 305,000 229
229
Bank Loans 0.1% (4)
Jones Deslauriers Insurance Management, FRN, 3M CAD CDOR
+ 4.25%, 7.748%, 3/27/28  421,806 301

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Jones Deslauriers Insurance Management, FRN, 3M CAD CDOR
+ 7.50%, 10.998%, 3/26/29 (5) 25,000 18
319
Common Stocks 0.3%
Brookfield Asset Management, Class A (USD)  465 23
Canadian Natural Resources  438 24
Canadian Pacific Railway (USD)  941 74
Constellation Software  22 37
Descartes Systems Group (USD) (1) 310 21
ERO Copper (1) 1,092 11
Magna International (USD)  337 21
MDA (1) 7,549 50
Nutrien (USD)  5,554 476
Shopify, Class A (USD) (1) 8,859 308
Summit Industrial Income REIT  1,212 18
Sun Life Financial (USD)  510 24
TC Energy (USD)  575 31
Wesdome Gold Mines (1) 1,583 13
1,131
Corporate Bonds 0.3%
1011778 BC ULC, 5.75%, 4/15/25 (USD) (2)(3) 1,005,000 1,016
1,016
Government Bonds 0.1%
Government of Canada Real Return Bond, Inflation-Indexed,
4.00%, 12/1/31  282,581 291
291
Total Canada (Cost
$3,218
)
2,986
CAYMAN ISLANDS 0.2%
Common Stocks 0.2%
Ahren Acquisition (USD) (1) 72,251 725
Total Cayman Islands (Cost
$723
)
725
CHILE 0.7%
Corporate Bonds 0.4%
AES Andes, VR, 7.125%, 3/26/79 (USD) (6) 310,000 283
Agrosuper, 4.60%, 1/20/32 (USD)  230,000 200
Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/50
(USD)  300,000 186
Empresa de Transporte de Pasajeros Metro, 3.65%, 5/7/30
(USD)  300,000 273
Mercury Chile Holdco, 6.50%, 1/24/27 (USD)  310,000 273

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
VTR Comunicaciones, 5.125%, 1/15/28 (USD)  310,000 227
1,442
Government Bonds 0.3%
Bonos de la Tesoreria de la Republica, 4.50%, 3/1/26  1,055,000,000 1,077
1,077
Total Chile (Cost
$2,976
)
2,519
CHINA 1.3%
Common Stocks 0.6%
58.com (USD) (1)(5) 22,100 —
Alibaba Group Holding (HKD) (1) 6,600 74
BeiGene, ADR (USD) (1) 47 8
Beijing Capital International Airport, Class H (HKD) (1) 44,000 26
H World Group, ADR (USD)  14,534 557
Kanzhun, ADR (USD) (1) 9,235 217
Li Ning (HKD)  3,000 24
Meituan, Class B (HKD) (1) 16,800 377
Shanghai MicroPort MedBot Group (HKD) (1)(3) 7,000 30
Tencent Holdings (HKD)  19,709 762
Tsingtao Brewery, Class H (HKD)  4,000 39
Wuxi Biologics Cayman (HKD) (1) 500 5
Zai Lab, ADR (USD) (1) 99 4
Zhongsheng Group Holdings (HKD)  2,500 14
2,137
Common Stocks - China A Shares 0.0%
Kweichow Moutai, A Shares (CNH)  100 28
NARI Technology, A Shares (CNH)  8,828 39
Shenzhen Inovance Technology, A Shares (CNH)  4,900 48
115
Convertible Bonds 0.1%
Vnet Group, Zero Coupon, 2/1/26 (USD)  530,000 429
429
Corporate Bonds 0.6%
CNAC HK Finbridge, 3.00%, 9/22/30 (USD)  310,000 269
Huarong Finance, 4.95%, 11/7/47 (USD)  380,000 252
Kaisa Group Holdings, 11.95%, 10/22/22 (USD) (1)(7) 1,515,000 163
Meituan, 3.05%, 10/28/30 (USD) (2) 422,000 305
Shimao Group Holdings, 3.45%, 1/11/31 (USD) (7) 200,000 17
Tencent Holdings, 3.29%, 6/3/60 (USD) (2) 619,000 403
Times China Holdings, 6.75%, 7/8/25 (USD)  200,000 23
Yunda Holding Investment, 2.25%, 8/19/25 (USD)  310,000 282

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Zhongsheng Group Holdings, 3.00%, 1/13/26 (USD)  310,000 279
1,993
Total China (Cost
$5,537
)
4,674
COLOMBIA 0.5%
Corporate Bonds 0.4%
Banco de Bogota, 6.25%, 5/12/26 (USD)  310,000 296
Canacol Energy, 5.75%, 11/24/28 (USD)  310,000 256
Ecopetrol, 6.875%, 4/29/30 (USD)  300,000 286
GCM Mining, 6.875%, 8/9/26 (USD) (2) 640,000 479
1,317
Government Bonds 0.1%
Republic of Colombia, 3.875%, 4/25/27 (USD)  300,000 275
Republic of Colombia, 7.50%, 8/26/26  1,230,000,000 251
526
Private Investment Company 0.0%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $30 (USD) (1)(8) † 29
29
Total Colombia (Cost
$2,151
)
1,872
DENMARK 0.2%
Common Stocks 0.1%
Ascendis Pharma, ADR (USD) (1) 1,938 166
Genmab (1) 66 23
ROCKWOOL, Class B  63 16
205
Corporate Bonds 0.1%
DKT Finance, 9.375%, 6/17/23 (USD) (2) 400,000 382
382
Total Denmark (Cost
$653
)
587
DOMINICAN REPUBLIC 0.5%
Government Bonds 0.5%
Dominican Republic, 5.875%, 1/30/60 (USD)  600,000 457
Dominican Republic, 5.95%, 1/25/27 (USD)  310,000 306
Dominican Republic, 6.00%, 7/19/28 (USD)  230,000 223
Dominican Republic, 6.00%, 2/22/33 (USD) (2) 925,000 842
Total Dominican Republic (Cost
$1,959
)
1,828

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
EGYPT 0.1%
Government Bonds 0.1%
Arab Republic of Egypt, 3.875%, 2/16/26 (USD)  300,000 208
Total Egypt (Cost
$233
)
208
FINLAND 0.0%
Common Stocks 0.0%
Kojamo  669 12
Sampo, Class A  632 27
UPM-Kymmene  816 26
Total Finland (Cost
$66
)
65
FRANCE 0.6%
Common Stocks 0.6%
Air Liquide  169 23
Airbus  15,366 1,657
Alstom (3) 2,169 52
Legrand  200 16
LVMH Moet Hennessy Louis Vuitton  182 126
Pernod Ricard  287 56
Safran  717 79
Schneider Electric  506 70
TotalEnergies  2,024 104
Verallia  722 19
2,202
Convertible Preferred Stocks 0.0%
DNA Script, Series C, Acquisition Date: 12/16/21, Cost $7 (1)
(5)(8) 8 6
6
Corporate Bonds 0.0%
Altice France Holding, 4.00%, 2/15/28  100,000 76
76
Total France (Cost
$2,470
)
2,284
GEORGIA 0.1%
Corporate Bonds 0.1%
Georgian Railway, 4.00%, 6/17/28 (USD)  310,000 264
Total Georgia (Cost
$270
)
264

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
GERMANY 1.9%
Bank Loans 0.2% (4)
TK Elevator U.S. Newco, FRN, 6M USD LIBOR + 3.50%, 6.857%,
7/30/27 (USD)  592,541 571
571
Common Stocks 0.1%
BioNTech, ADR (USD)  202 33
Delivery Hero (1) 303 15
Infineon Technologies  5,739 157
Siemens  1,344 150
Zalando (1)(3) 350 10
365
Corporate Bonds 0.1%
TK Elevator Holdco, 7.625%, 7/15/28 (USD) (2) 400,000 362
362
Government Bonds 1.3%
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/26  3,573,971 4,005
Deutsche Bundesrepublik, Inflation-Indexed, 0.50%, 4/15/30  568,451 683
4,688
Preferred Stocks 0.2%
Sartorius  1,470 657
Volkswagen  400 57
714
Total Germany (Cost
$7,235
)
6,700
GHANA 0.3%
Corporate Bonds 0.3%
Kosmos Energy, 7.125%, 4/4/26 (USD)  1,206,000 1,064
Total Ghana (Cost
$1,169
)
1,064
GUATEMALA 0.2%
Corporate Bonds 0.1%
CT Trust, 5.125%, 2/3/32 (USD)  300,000 269
269
Government Bonds 0.1%
Republic of Guatemala, 4.875%, 2/13/28 (USD)  300,000 299

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Republic of Guatemala, 4.90%, 6/1/30 (USD)  300,000 295
594
Total Guatemala (Cost
$888
)
863
HONG KONG 0.0%
Common Stocks 0.0%
Samsonite International (1) 11,400 24
Total Hong Kong (Cost
$22
)
24
HUNGARY 0.2%
Common Stocks 0.0%
Wizz Air Holdings (GBP) (1) 859 23
23
Government Bonds 0.2%
Republic of Hungary, 2.25%, 4/20/33  169,080,000 255
Republic of Hungary, 3.00%, 10/27/27  128,000,000 241
Republic of Hungary, 4.75%, 11/24/32  94,290,000 182
678
Total Hungary (Cost
$988
)
701
INDIA 0.7%
Common Stocks 0.2%
Axis Bank  47,552 437
HDFC Bank  19,072 349
Voltas  1,522 19
805
Corporate Bonds 0.3%
ABJA Investment, 5.45%, 1/24/28 (USD)  300,000 291
Adani International Container Terminal, 3.00%, 2/16/31 (USD)  297,600 247
Adani Renewable Energy RJ, 4.625%, 10/15/39 (USD)  275,250 199
Azure Power Energy, 3.575%, 8/19/26 (USD) (3) 289,110 254
CA Magnum Holdings, 5.375%, 10/31/26 (USD) (3) 300,000 265
1,256
Government Bonds 0.2%
Export-Import Bank of India, 2.25%, 1/13/31 (USD)  300,000 247
Republic of India, 6.45%, 10/7/29  32,000,000 386
633
Total India (Cost
$2,877
)
2,694

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
INDONESIA 0.5%
Corporate Bonds 0.5%
Bank Negara Indonesia Persero, 3.75%, 3/30/26 (USD)  310,000 281
Bank Negara Indonesia Persero, VR, 4.30% (USD) (6)(9) 310,000 265
Freeport Indonesia, 5.315%, 4/14/32 (USD) (2) 460,000 433
Freeport Indonesia, 6.20%, 4/14/52 (USD) (2) 200,000 177
Minejesa Capital, 4.625%, 8/10/30 (USD)  300,000 276
Pertamina Persero, 1.40%, 2/9/26 (USD)  300,000 270
Total Indonesia (Cost
$1,789
)
1,702
IRELAND 0.2%
Corporate Bonds 0.2%
AerCap Ireland Capital, 3.00%, 10/29/28 (USD)  150,000 131
AerCap Ireland Capital, 3.30%, 1/30/32 (USD)  310,000 260
AerCap Ireland Capital, 3.50%, 1/15/25 (USD)  225,000 217
AerCap Ireland Capital, FRN, SOFR + 0.68%, 2.705%, 9/29/23
(USD)  150,000 148
Avolon Holdings Funding, 2.75%, 2/21/28 (USD) (2) 40,000 33
Total Ireland (Cost
$871
)
789
ISRAEL 0.6%
Corporate Bonds 0.3%
Bank Hapoalim, VR, 3.255%, 1/21/32 (USD) (2)(6) 300,000 258
Bank Leumi Le-Israel, VR, 3.275%, 1/29/31 (USD) (2)(6) 325,000 290
ICL Group, 6.375%, 5/31/38 (USD) (2) 310,000 309
Leviathan Bond, 6.125%, 6/30/25 (USD) (2) 310,000 305
1,162
Government Bonds 0.3%
State of Israel, 3.75%, 3/31/47  2,944,000 955
955
Total Israel (Cost
$2,369
)
2,117
ITALY 0.4%
Common Stocks 0.4%
Davide Campari-Milano  3,666 41
Ferrari (USD)  3,944 833
GVS (1) 2,406 23
PRADA (HKD)  72,000 416
Total Italy (Cost
$1,343
)
1,313

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
IVORY COAST 0.1%
Government Bonds 0.1%
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR)  160,000 122
Republic of Ivory Coast, 6.375%, 3/3/28 (USD)  310,000 281
Total Ivory Coast (Cost
$465
)
403
JAPAN 0.6%
Common Stocks 0.6%
Asics  1,300 25
Daiichi Sankyo  39,100 1,037
Hamamatsu Photonics  1,200 54
Harmonic Drive Systems  9,900 377
Hoshizaki  2,400 72
Industrial & Infrastructure Fund Investment  9 12
Istyle (1) 2,800 6
Keyence  500 198
Komatsu  500 12
MatsukiyoCocokara  400 15
Mitsui Fudosan  700 16
Miura  1,600 39
Nippon Sanso Holdings  1,700 29
Panasonic  5,000 41
Recruit Holdings  5,000 187
Seven & i Holdings  800 33
Sompo Holdings  100 4
Sony Group  600 51
Stanley Electric  1,500 26
Suzuki Motor  1,600 52
Total Japan (Cost
$2,220
)
2,286
JORDAN 0.1%
Government Bonds 0.1%
Kingdom of Jordan, 5.85%, 7/7/30 (USD)  300,000 255
Kingdom of Jordan, 7.75%, 1/15/28 (USD) (2) 200,000 195
Total Jordan (Cost
$473
)
450
KAZAKHSTAN 0.1%
Corporate Bonds 0.1%
KazMunayGas National, 5.375%, 4/24/30 (USD)  310,000 285

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Tengizchevroil Finance International, 3.25%, 8/15/30 (USD)  300,000 221
Total Kazakhstan (Cost
$552
)
506
LUXEMBOURG 0.2%
Bank Loans 0.2% (4)
Delta 2, FRN, 3M USD LIBOR + 2.50%, 4.872%, 2/1/24
(USD) (10) 895,000 884
Total Luxembourg (Cost
$877
)
884
MACAO 0.1%
Corporate Bonds 0.1%
Wynn Macau, 5.625%, 8/26/28 (USD)  500,000 391
Total Macao (Cost
$474
)
391
MALAYSIA 0.1%
Government Bonds 0.1%
Government of Malaysia, 4.921%, 7/6/48  1,350,000 318
Total Malaysia (Cost
$345
)
318
MAURITIUS 0.1%
Corporate Bonds 0.1%
Axian Telecom, 7.375%, 2/16/27 (USD) (2) 230,000 213
Axian Telecom, 7.375%, 2/16/27 (USD)  310,000 286
Total Mauritius (Cost
$535
)
499
MEXICO 1.3%
Bank Loans 0.3% (4)
Playa Resorts Holding, FRN, 3M USD LIBOR + 2.75%, 5.12%,
4/29/24 (USD)  1,161,888 1,115
1,115
Corporate Bonds 0.9%
Banco Mercantil del Norte, VR, 6.75% (USD) (6)(9) 310,000 293
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (6) 310,000 269
Cemex, 5.45%, 11/19/29 (USD)  300,000 275
Electricidad Firme de Mexico Holdings, 4.90%, 11/20/26 (USD)  300,000 237
Mexico City Airport Trust, 3.875%, 4/30/28 (USD)  330,000 294
Mexico City Airport Trust, 5.50%, 7/31/47 (USD) (2) 400,000 305
Mexico City Airport Trust, 5.50%, 7/31/47 (USD)  310,000 236
Petroleos Mexicanos, 5.35%, 2/12/28 (USD)  310,000 260

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Petroleos Mexicanos, 5.50%, 6/27/44 (USD)  310,000 197
Petroleos Mexicanos, 6.70%, 2/16/32 (USD)  835,000 671
Sigma Finance Netherlands, 4.875%, 3/27/28 (USD)  300,000 290
3,327
Government Bonds 0.1%
Mexican Bonos, 8.00%, 11/7/47  5,700,000 258
258
Total Mexico (Cost
$5,074
)
4,700
MOROCCO 0.2%
Corporate Bonds 0.1%
Vivo Energy Investments, 5.125%, 9/24/27 (USD)  310,000 294
294
Government Bonds 0.1%
Kingdom of Morocco, 3.00%, 12/15/32 (USD)  310,000 245
Kingdom of Morocco, 4.00%, 12/15/50 (USD)  400,000 271
516
Total Morocco (Cost
$819
)
810
NETHERLANDS 0.3%
Common Stocks 0.3%
Adyen (1) 114 205
Akzo Nobel  346 23
Argenx, ADR (USD) (1) 161 59
ASML Holding  1,161 667
Heineken  346 34
ING Groep  1,156 11
Koninklijke DSM  48 8
TKH Group, CVA  1,040 43
Universal Music Group  1,607 36
1,086
Corporate Bonds 0.0%
NXP, 5.00%, 1/15/33 (USD)  105,000 107
107
Total Netherlands (Cost
$1,237
)
1,193
NEW ZEALAND 0.2%
Government Bonds 0.2%
Government of New Zealand, 2.75%, 5/15/51  1,656,000 859
Total New Zealand (Cost
$1,052
)
859

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
NORWAY 0.0%
Common Stocks 0.0%
Aker BP (3) 286 10
Aker BP, SDR (SEK) (1)(3) 413 14
Equinor  2,140 83
Total Norway (Cost
$79
)
107
OMAN 0.2%
Corporate Bonds 0.1%
OmGrid Funding, 5.196%, 5/16/27 (USD)  300,000 287
Oryx Funding, 5.80%, 2/3/31 (USD)  300,000 281
568
Government Bonds 0.1%
Sultanate of Oman, 6.25%, 1/25/31 (USD)  310,000 310
310
Total Oman (Cost
$916
)
878
PANAMA 0.3%
Corporate Bonds 0.3%
Aeropuerto Internacional de Tocumen, 4.00%, 8/11/41 (USD) (2) 200,000 166
Aeropuerto Internacional de Tocumen, 4.00%, 8/11/41 (USD)  300,000 250
Banco General, VR, 5.25% (USD) (6)(9) 300,000 270
Banco Nacional de Panama, 2.50%, 8/11/30 (USD)  310,000 249
Total Panama (Cost
$1,031
)
935
PARAGUAY 0.1%
Government Bonds 0.1%
Republic of Paraguay, 2.739%, 1/29/33 (USD)  370,000 303
Total Paraguay (Cost
$302
)
303
PERU 0.3%
Common Stocks 0.0%
Southern Copper (USD)  580 29
29
Corporate Bonds 0.3%
Banco de Credito del Peru, VR, 3.125%, 7/1/30 (USD) (6) 310,000 283
Consorcio Transmantaro, 5.20%, 4/11/38 (USD) (2) 200,000 184
InRetail Consumer, 3.25%, 3/22/28 (USD)  300,000 250

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Minsur, 4.50%, 10/28/31 (USD) (2) 200,000 169
886
Total Peru (Cost
$989
)
915
PHILIPPINES 0.2%
Corporate Bonds 0.1%
Globe Telecom, VR, 4.20% (USD) (6)(9) 300,000 279
279
Government Bonds 0.1%
Republic of Philippines, 6.25%, 1/14/36  23,000,000 401
401
Total Philippines (Cost
$838
)
680
PORTUGAL 0.0%
Common Stocks 0.0%
Galp Energia  2,981 32
Jeronimo Martins  1,302 30
Total Portugal (Cost
$58
)
62
QATAR 0.1%
Corporate Bonds 0.1%
Qatar Energy, 2.25%, 7/12/31 (USD)  270,000 240
Total Qatar (Cost
$272
)
240
ROMANIA 0.3%
Government Bonds 0.3%
Republic of Romania, 2.125%, 3/7/28 (EUR)  220,000 192
Republic of Romania, 3.00%, 2/27/27 (USD)  260,000 238
Republic of Romania, 5.00%, 2/12/29  4,500,000 789
Total Romania (Cost
$1,657
)
1,219
SAUDI ARABIA 0.1%
Corporate Bonds 0.1%
Dar Al-Arkan Sukuk, 6.75%, 2/15/25 (USD)  300,000 293
Riyad Sukuk, VR, 3.174%, 2/25/30 (USD) (6) 200,000 192
Total Saudi Arabia (Cost
$510
)
485

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
SENEGAL 0.1%
Government Bonds 0.1%
Republic of Senegal, 6.25%, 5/23/33 (USD) (3) 310,000 249
Total Senegal (Cost
$289
)
249
SERBIA 0.3%
Government Bonds 0.3%
Republic of Serbia, 2.125%, 12/1/30 (USD)  310,000 230
Republic of Serbia, 4.50%, 8/20/32  100,000,000 698
Total Serbia (Cost
$1,361
)
928
SINGAPORE 0.0%
Common Stocks 0.0%
Sea, ADR (USD) (1) 1,592 122
Total Singapore (Cost
$140
)
122
SOUTH AFRICA 0.9%
Corporate Bonds 0.1%
Eskom Holdings SOC, 6.75%, 8/6/23 (USD)  300,000 298
298
Government Bonds 0.8%
Republic of South Africa, 4.85%, 9/30/29 (USD)  300,000 276
Republic of South Africa, 5.375%, 7/24/44 (USD)  300,000 227
Republic of South Africa, 7.00%, 2/28/31  5,400,000 259
Republic of South Africa, 8.00%, 1/31/30  4,900,000 259
Republic of South Africa, 8.75%, 2/28/48  12,849,000 613
Republic of South Africa, 10.50%, 12/21/26  20,780,000 1,320
2,954
Total South Africa (Cost
$3,550
)
3,252
SOUTH KOREA 0.0%
Common Stocks 0.0%
Hyundai Mobis  228 40
40

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Convertible Bonds 0.0%
POSCO Holdings, Zero Coupon, 9/1/26 (EUR)  100,000 96
96
Total South Korea (Cost
$135
)
136
SPAIN 0.2%
Common Stocks 0.2%
Amadeus IT Group (1) 12,949 755
Cellnex Telecom  836 37
Total Spain (Cost
$855
)
792
SRI LANKA 0.1%
Government Bonds 0.1%
Republic of Sri Lanka, 6.825%, 7/18/26 (USD) (7) 310,000 98
Republic of Sri Lanka, 6.85%, 11/3/25 (USD) (1)(7) 560,000 179
Total Sri Lanka (Cost
$374
)
277
SURINAME 0.3%
Government Bonds 0.3%
Republic of Suriname, 9.25%, 10/26/26 (USD) (1)(7) 1,495,000 1,226
Total Suriname (Cost
$1,133
)
1,226
SWEDEN 0.6%
Bank Loans 0.2% (4)
Anticimex Global, FRN, 1M USD LIBOR + 3.50%, 5.098%,
11/16/28 (USD)  597,000 573
Anticimex Global, FRN, 1M USD LIBOR + 4.00%, 5.598%,
11/16/28 (USD)  99,500 96
669
Common Stocks 0.1%
Alfa Laval  1,701 51
Boliden  1,344 45
Epiroc, Class B  1,137 18
Sandvik  517 10
Spotify Technology (USD) (1) 323 36
Svenska Cellulosa, Class B  21,602 316
Swedish Match  2,324 24
500

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.0%
Verisure Holding, FRN, 3M EURIBOR + 5.00%, 5.00%, 4/15/25
(EUR) (2) 100,000 101
101
Government Bonds 0.3%
Kingdom of Sweden, 2.25%, 6/1/32  4,745,000 506
Kingdom of Sweden, 3.50%, 3/30/39  3,200,000 411
917
Total Sweden (Cost
$2,402
)
2,187
SWITZERLAND 0.1%
Common Stocks 0.1%
Cie Financiere Richemont, Class A  392 47
Julius Baer Group  450 23
Montana Aerospace (1) 2,094 42
Nestle  855 105
Roche Holding  65 22
Total Switzerland (Cost
$232
)
239
TAIWAN 0.2%
Common Stocks 0.2%
Taiwan Semiconductor Manufacturing  40,000 686
Total Taiwan (Cost
$797
)
686
THAILAND 0.7%
Corporate Bonds 0.4%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (6) 310,000 274
Indorama Ventures Global Services, 4.375%, 9/12/24 (USD)  300,000 296
Kasikornbank, VR, 3.343%, 10/2/31 (USD) (6) 310,000 279
Thaioil Treasury Center, 2.50%, 6/18/30 (USD)  310,000 253
Thaioil Treasury Center, 3.50%, 10/17/49 (USD)  310,000 196
1,298
Government Bonds 0.3%
Kingdom of Thailand, 3.60%, 6/17/67  10,500,000 234
Kingdom of Thailand, Inflation-Indexed, 1.25%, 3/12/28  31,223,360 874
1,108
Total Thailand (Cost
$2,692
)
2,406

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
TRINIDAD AND TOBAGO 0.1%
Government Bonds 0.1%
Republic of Trinidad & Tobago, 4.50%, 8/4/26 (USD)  300,000 294
Total Trinidad and Tobago (Cost
$299
)
294
UNITED ARAB EMIRATES 0.2%
Corporate Bonds 0.2%
DAE Sukuk Difc, 3.75%, 2/15/26 (USD)  300,000 285
Emirates NBD Bank, VR, 6.125% (USD) (6)(9) 310,000 306
Total United Arab Emirates (Cost
$607
)
591
UNITED KINGDOM 2.6%
Bank Loans 0.2% (4)
Motion Finco, FRN, 1M USD LIBOR + 3.25%, 5.50%, 11/12/26
(USD)  744,389 685
685
Common Stocks 0.9%
Ashtead Group  14,273 803
AstraZeneca, ADR (USD)  1,406 93
Compass Group  1,863 44
Derwent London  16,777 586
Direct Line Insurance Group  5,668 14
Experian  656 23
Farfetch, Class A (USD) (1) 942 8
London Stock Exchange Group  12,238 1,194
Mondi  967 18
Next  232 19
Novocure (USD) (1) 274 19
Rentokil Initial  6,253 41
Smiths Group  1,680 32
Trainline (1) 68,122 330
Unilever (EUR)  1,022 50
UNITE Group  615 9
Weir Group  2,932 60
3,343
Corporate Bonds 0.3%
Clear Channel International, 6.625%, 8/1/25 (USD) (2) 800,000 790
eG Global Finance, 8.50%, 10/30/25 (USD) (2) 200,000 195
985

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Government Bonds 1.2%
United Kingdom Inflation-Linked Gilt, 0.125%, 3/22/24  3,281,745 4,245
4,245
Total United Kingdom (Cost
$9,981
)
9,258
UNITED STATES 40.8%
Asset-Backed Securities 1.7%
Amur Equipment Finance Receivables X, Series 2022-1A, Class
E, 5.02%, 12/20/28 (2) 465,000 439
Blackbird Capital Aircraft Lease Securitization, Series 2016-1A,
Class A, STEP, 4.213%, 12/16/41 (2) 424,189 375
Cologix Data Centers U.S. Issuer, Series 2021-1A, Class A2,
3.30%, 12/26/51 (2) 43,895 41
Elara HGV Timeshare Issuer, Series 2019-A, Class C, 3.45%,
1/25/34 (2) 71,018 67
Exeter Automobile Receivables Trust, Series 2022-2A, Class D,
4.56%, 7/17/28  340,000 328
ExteNet, Series 2019-1A, Class B, 4.14%, 7/26/49 (2) 260,000 252
FOCUS Brands Funding, Series 2018-1, Class A2, 5.184%,
10/30/48 (2) 760,375 730
FOCUS Brands Funding, Series 2022-1, Class A2, 7.206%,
7/30/52 (2) 250,000 255
Hardee's Funding, Series 2021-1A, Class A2, 2.865%,
6/20/51 (2) 267,300 232
JPMorgan Chase Bank, Series 2021-3, Class E, 2.102%,
2/26/29 (2) 347,120 334
Morgan Stanley Eaton Vance, Series 2021-1A, Class D, CLO,
FRN, 3M USD LIBOR + 3.10%, 5.883%, 10/20/34 (2) 285,000 256
Octane Receivables Trust, Series 2021-2A, Class A, 1.21%,
9/20/28 (2) 68,850 67
Octane Receivables Trust, Series 2021-2A, Class C, 2.53%,
5/21/29 (2) 320,000 278
Octane Receivables Trust, Series 2022-1A, Class C, 5.21%,
8/21/28 (2) 610,000 604
Palmer Square, Series 2021-3A, Class E, CLO, FRN, 3M USD
LIBOR + 6.15%, 8.662%, 1/15/35 (2) 250,000 220
Peace Park, Series 2021-1A, Class D, CLO, FRN, 3M USD
LIBOR + 2.95%, 5.66%, 10/20/34 (2) 510,000 472
Progress Residential Trust, Series 2020-SFR2, Class B, 2.578%,
6/17/37 (2) 260,000 250
Progress Residential Trust, Series 2022-SFR5, Class D, 5.734%,
6/17/39 (2) 100,000 101
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class
B, 5.281%, 5/15/32 (2) 602,593 597

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Stonepeak, Series 2021-1A, Class B, 3.821%, 2/28/33 (2) 365,997 336
6,234
Bank Loans 7.8% (4)
Applied Systems, FRN, 1M USD LIBOR + 3.00%, 5.25%,
9/19/24  798,385 783
Applied Systems, FRN, 1M USD LIBOR + 5.50%, 7.75%,
9/19/25  375,000 364
Aretec Group, FRN, 3M USD LIBOR + 4.25%, 6.622%, 10/1/25  89,306 86
Asurion, FRN, 1M USD LIBOR + 3.13%, 5.497%, 11/3/23  1,269,489 1,246
Asurion, FRN, 1M USD LIBOR + 5.25%, 7.622%, 1/31/28  101,879 87
Asurion, FRN, 1M USD LIBOR + 5.25%, 7.622%, 1/20/29  700,000 598
Cano Health, FRN, 1M TSFR + 4.00%, 6.427%, 11/23/27  109,175 102
Charter Next Generation, FRN, 1M USD LIBOR + 3.75%,
6.556%, 12/1/27  607,461 582
CNT Holdings I, FRN, 1M USD LIBOR + 3.50%, 5.372%, 11/8/27  593,985 574
ConnectWise, FRN, 1M USD LIBOR + 3.50%, 5.75%, 9/29/28  597,000 569
Delta Topco, FRN, 1M USD LIBOR + 7.25%, 9.336%, 12/1/28  310,000 270
Diamond, FRN, 1M USD LIBOR + 2.75%, 5.556%, 9/29/28  517,400 493
Edelman Financial Engines Center, FRN, 3M USD LIBOR +
6.75%, 9.122%, 7/20/26  805,000 736
Engineered Machinery Holdings, FRN, 1M USD LIBOR + 6.50%,
8.75%, 5/21/29  145,000 138
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 6.00%,
8.25%, 5/21/29  465,000 443
Epicor Software, FRN, 1M USD LIBOR + 7.75%, 10.122%,
7/31/28  605,000 595
Fertitta Entertainment, FRN, 1M TSFR + 4.00%, 6.327%,
1/12/29  498,750 475
Fleet U.S. Bidco, FRN, 1M USD LIBOR + 3.00%, 5.372%,
10/7/26 (5) 87,342 86
Heartland Dental, FRN, 3M USD LIBOR + 3.50%, 5.872%,
4/30/25  989,699 931
Hyland Software, FRN, 1M USD LIBOR + 3.50%, 5.872%, 7/1/24  689,780 676
Infinite Bidco, FRN, 1M USD LIBOR + 3.25%, 5.50%, 3/2/28  396,000 369
Infinite Bidco, FRN, 1M USD LIBOR + 7.00%, 9.25%, 3/2/29  400,000 369
IRB Holding, FRN, 1M TSFR + 3.00%, 4.238%, 12/15/27  532,519 510
Loyalty Ventures, FRN, 1M USD LIBOR + 4.50%, 6.872%,
11/3/27  101,185 75
Medline Borrower, FRN, 1M USD LIBOR + 3.25%, 5.622%,
10/23/28  832,913 794
Medline Borrower, FRN, 3M EURIBOR + 3.50%, 3.50%,
10/23/28 (EUR)  85,000 81
MH Sub I, FRN, 1M USD LIBOR + 3.75%, 6.122%, 9/13/24  653,903 634
MH Sub I, FRN, 1M USD LIBOR + 6.25%, 8.622%, 2/23/29  300,000 284
MH Sub I, FRN, 3M USD LIBOR + 3.75%, 5.846%, 9/13/24  889,147 862
MIC Glen, FRN, 1M USD LIBOR + 3.50%, 5.872%, 7/21/28  197,750 185

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
MIC Glen, FRN, 1M USD LIBOR + 6.75%, 9.122%, 7/20/29 (5) 800,000 732
Mitchell International, FRN, 1M USD LIBOR + 6.50%, 8.662%,
10/15/29  810,000 744
Peloton Interactive, FRN, 1M TSFR + 6.60%, 8.346%, 5/17/27  215,000 204
PetSmart, FRN, 1M USD LIBOR + 3.75%, 6.12%, 2/11/28  594,000 571
Plantronics, FRN, 3M USD LIBOR + 2.50%, 4.872%, 7/2/25 (10) 2,000,000 1,987
Planview Parent, FRN, 1M USD LIBOR + 4.00%, 6.372%,
12/17/27  765,355 734
Project Ruby Ultimate Parent, FRN, 1M USD LIBOR + 3.25%,
5.622%, 3/10/28  593,242 566
RealPage, FRN, 1M USD LIBOR + 3.00%, 5.372%, 4/24/28  858,513 825
RealPage, FRN, 3M USD LIBOR + 6.50%, 8.166%, 4/23/29  795,000 763
Rent-A-Center, FRN, 1M USD LIBOR + 3.25%, 6.063%, 2/17/28  434,599 391
Rising Tide Holdings, FRN, 1M USD LIBOR + 8.25%, 10.622%,
6/1/29 (5) 400,000 368
S2P Acquisition Borrower, FRN, 3M USD LIBOR + 3.75%,
6.122%, 8/14/26  280,444 266
Sophia, FRN, 1M USD LIBOR + 3.25%, 5.50%, 10/7/27  1,002,307 963
Tacala Investment, FRN, 1M USD LIBOR + 3.50%, 5.872%,
2/5/27  494,832 464
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 9.872%,
2/4/28  495,000 461
Talen Energy Supply, FRN, 1M TSFR + 4.75%, 11/11/23 (10) 500,000 496
Triton Water Holdings, FRN, 1M USD LIBOR + 3.50%, 5.75%,
3/31/28  792,001 700
Univision Communications, FRN, 3M USD LIBOR + 2.75%,
5.122%, 3/15/24  485,317 480
Wand NewCo 3, FRN, 1M USD LIBOR + 3.00%, 5.372%, 2/5/26  417,288 400
William Morris Endeavor Entertainment, FRN, 3M USD LIBOR +
2.75%, 5.13%, 5/18/25  771,609 738
Woof Holdings, FRN, 1M USD LIBOR + 3.75%, 5.813%,
12/21/27 (5) 514,242 497
Woof Holdings, FRN, 1M USD LIBOR + 7.25%, 9.313%,
12/21/28 (5) 580,000 545
Xplornet Communications, FRN, 1M USD LIBOR + 4.00%,
6.372%, 10/2/28  163,763 145
Xplornet Communications, FRN, 1M USD LIBOR + 7.00%,
9.367%, 10/1/29 (5) 110,000 96
28,133
Common Stocks 13.6%
10X Genomics, Class A (1) 134 5
7 Acquisition (1) 49,900 502
AbbVie  327 47
Acadia Realty Trust, REIT  612 11
Advanced Micro Devices (1) 7,528 711
AGCO  92 10

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Agilent Technologies  395 53
Air Lease  1,884 70
Air Products & Chemicals  126 31
Airbnb, Class A (1) 152 17
Alamo Group  85 11
Albemarle  84 21
Alexandria Real Estate Equities, REIT  55 9
Allegiant Travel (1) 196 23
Alnylam Pharmaceuticals (1) 204 29
Alphabet, Class A (1) 5,805 675
Alphabet, Class C (1) 2,371 277
Amazon.com (1) 20,402 2,753
Ameren  203 19
American International Group  1,211 63
American Tower, REIT  484 131
Ameriprise Financial  125 34
Apellis Pharmaceuticals (1) 248 14
Apollo Global Management  627 36
Apple  4,303 699
Apple Hospitality REIT, REIT  645 11
Arch Capital Group (1) 627 28
Arena Fortify Acquisition, Warrants, 12/31/28 (1) 24,620 4
Arena Fortify Acquisition, Class A (1) 49,240 495
Armstrong World Industries  453 40
Arthur J Gallagher  142 25
Atlassian, Class A (1) 3,069 642
AvalonBay Communities, REIT  461 99
Avantor (1) 864 25
Avery Dennison  105 20
Axis Capital Holdings  571 29
Baker Hughes  449 12
Ball  1,055 77
Bank of America  2,284 77
Bank of New York Mellon  1,213 53
BankUnited  502 20
Barings BDC  1,443 14
Battery Future Acquisition (1) 73,400 736
Beard Energy Transition Acquisition (1) 74,100 743
Becton Dickinson & Company  209 51
Belden  966 63
Berkshire Hathaway, Class B (1) 44 13
Bill.com Holdings (1) 1,194 161
Biogen (1) 68 15
Black Knight (1) 294 19
Block (1) 2,381 181
Blueprint Medicines (1) 207 11

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Boeing (1) 594 95
Booking Holdings (1) 44 85
BRC, Class A (1)(3) 801 8
Bright Horizons Family Solutions (1) 3,516 329
Bruker  378 26
Bullpen Parlay Acquisition (1) 72,300 723
Burlington Stores (1) 1,790 253
C4 Therapeutics (1) 95 1
Cactus, Class A  488 20
Camden Property Trust, REIT  76 11
Canva, Acquisition Date: 8/16/21 - 12/22/21, Cost $245 (1)(5)(8) 144 138
Capital One Financial  627 69
Capitalworks Emerging Markets Acquisition (1) 72,800 733
Capri Holdings (1) 147 7
Carvana (1)(3) 311 9
Catalent (1) 207 23
Caterpillar  93 18
Cboe Global Markets  233 29
CC Neuberger Principal Holdings III, Warrants, 12/31/27 (1) 8,398 2
CC Neuberger Principal Holdings III, Class A (1) 41,992 416
Cedar Fair (1) 502 21
Centene (1) 773 72
Cerevel Therapeutics Holdings (1) 403 11
Ceridian HCM Holding (1) 185 10
CF Industries Holdings  257 25
ChampionX  808 17
Charles Schwab  23,799 1,643
Charter Communications, Class A (1) 102 44
Chevron  479 78
Chipotle Mexican Grill (1) 33 52
Chubb  495 93
Cigna  119 33
Citigroup  1,430 74
Citizens Financial Group  674 26
CME Group  1,577 315
CMS Energy  224 15
CNA Financial  140 6
Coca-Cola  1,743 112
Comcast, Class A  909 34
Concord Acquisition Corp III (1) 49,500 499
Confluent, Class A (1) 1,285 33
ConocoPhillips  4,589 447
Cooper  47 15
Costco Wholesale  202 109
Crowdstrike Holdings, Class A (1) 421 77
Crown Castle International, REIT  460 83

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
CubeSmart, REIT  418 19
Cummins  542 120
Danaher  401 117
Darling Ingredients (1) 461 32
Datadog, Class A (1) 537 55
Deere  53 18
Denali Therapeutics (1) 320 11
Devon Energy  1,072 67
Dexcom (1) 225 18
Dime Community Bancshares  586 20
Dollar General  272 68
Dollar Tree (1) 175 29
Dominion Energy  211 17
DoorDash, Class A (1) 2,255 157
Douglas Emmett, REIT  243 6
Doximity, Class A (1) 370 16
DraftKings, Class A (1) 648 9
East West Bancorp  523 38
Element Solutions  921 18
Elevance Health  165 79
Eli Lilly  2,187 721
Encore Capital Group (1) 411 30
Entegris  84 9
EOG Resources  4,572 509
EQRx, Warrants, 12/31/28 (1) 2,200 2
Equinix, REIT  155 109
Equitable Holdings  1,193 34
Equity LifeStyle Properties, REIT  137 10
Equity Residential, REIT  1,200 94
Essex Property Trust, REIT  41 12
Estee Lauder, Class A  2,293 626
Eucrates Biomedical Acquisition (1) 9,800 97
Eucrates Biomedical Acquisition, Warrants, 12/14/25 (1) 3,266 —
Exact Sciences (1) 5,509 248
Exelixis (1) 581 12
Expedia Group (1) 1,847 196
Fate Therapeutics (1) 180 6
FedEx  369 86
Fifth Third Bancorp  1,217 42
Figs, Class A (1) 1,185 13
First American Financial  279 16
Fiserv (1) 225 24
Five9 (1) 865 94
Floor & Decor Holdings, Class A (1) 288 23
FMC  279 31
Freshpet (1) 2,618 140

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Games & Esports Experience Acquisition (1) 72,400 728
Generac Holdings (1) 202 54
General Electric  10,946 809
Goldman Sachs Group  237 79
Green Visor Financial Technology Acquisition I, Warrants,
5/8/23 (1) 24,900 5
Green Visor Financial Technology Acquisition I, Class A (1) 49,800 501
Guardant Health (1) 247 12
Hanover Insurance Group  56 8
Hartford Financial Services Group  1,003 65
HashiCorp, Class A (1)(3) 652 24
HCA Healthcare  65 14
Hess  1,583 178
Hilton Worldwide Holdings  518 66
Hologic (1) 432 31
Home BancShares  549 13
Home Depot  561 169
Honeywell International  598 115
Hubbell  106 23
HubSpot (1) 932 287
Humana  132 64
Huntington Bancshares  4,770 63
Incyte (1) 179 14
Infinite Acquisition (1) 74,909 747
Ingersoll Rand  1,959 98
Insmed (1) 555 12
Insulet (1) 81 20
Intellia Therapeutics (1) 74 5
International Paper  619 26
Intuit  140 64
Intuitive Surgical (1) 1,815 418
Ionis Pharmaceuticals (1) 344 13
JB Hunt Transport Services  343 63
JPMorgan Chase  348 40
Kemper  366 17
Keurig Dr Pepper  804 31
Kilroy Realty, REIT  74 4
KKR  651 36
Liberty Media Acquisition, Class A (1) 10,040 99
Liberty Media Acquisition, Class A, Warrants, 12/31/27 (1) 2,008 1
Liberty Media-Liberty Formula One, Class C (1) 10,099 684
Linde  289 87
Live Nation Entertainment (1) 664 62
Lululemon Athletica (1) 118 37
Magnolia Oil & Gas, Class A  1,175 28
Marsh & McLennan  304 50

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Martin Marietta Materials  52 18
Mastercard, Class A  4,032 1,426
McDonald's  326 86
McLaren Technology Acquisition, Warrants, 3/3/23 (1) 24,800 3
McLaren Technology Acquisition, Class A (1) 49,600 499
Merck  671 60
Meta Platforms, Class A (1) 681 108
MetLife  842 53
Mettler-Toledo International (1) 7 9
MGM Resorts International  710 23
Microsoft  4,139 1,162
Middleby (1) 402 58
Mirati Therapeutics (1) 57 4
Moderna (1) 295 48
Molina Healthcare (1) 134 44
Mondelez International, Class A  874 56
MongoDB (1) 1,316 411
Monster Beverage (1) 464 46
Morgan Stanley  736 62
Mueller Water Products, Class A  3,722 48
Nabors Energy Transition (1) 50,400 511
Netflix (1) 122 27
Neurocrine Biosciences (1) 103 10
NextEra Energy  229 19
NIKE, Class B  652 75
Norfolk Southern  108 27
NVIDIA  1,579 287
Occidental Petroleum  3,250 214
Okta (1) 862 85
Olaplex Holdings (1) 5,964 103
Onyx Acquisition I, Warrants, 1/7/23 (1) 24,800 3
Onyx Acquisition I, Class A (1) 49,600 498
Opendoor Technologies, Class A (1)(3) 2,665 13
O'Reilly Automotive (1) 60 42
Pacific Biosciences of California (1)(3) 551 2
Packaging Corp. of America  269 38
Patreon, Acquisition Date: 10/14/21, Cost $9 (1)(5)(8) 165 7
Paycom Software (1) 195 64
Paylocity Holding (1) 514 106
Penumbra (1) 130 18
Pfizer  1,512 76
Pinnacle Financial Partners  234 19
Pioneer Natural Resources  260 62
PNC Financial Services Group  90 15
Popular  545 42
Power & Digital Infrastructure Acquisition II (1) 73,800 733

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Procter & Gamble  675 94
Prologis, REIT  330 44
PROOF Acquisition I (1) 72,800 729
Public Storage, REIT  94 31
Quaker Chemical  356 58
Quanta Services  120 17
QuidelOrtho (1) 146 15
Raymond James Financial  409 40
RCF Acquisition (1) 49,700 502
Regency Centers, REIT  224 14
Regeneron Pharmaceuticals (1) 100 58
RenaissanceRe Holdings  218 28
Rent the Runway, Class A (1) 1,847 8
Rexford Industrial Realty, REIT  259 17
Rivian Automotive, Class A (1)(3) 2,683 92
ROBLOX, Class A (1) 7,658 329
Roper Technologies  156 68
Royalty Pharma, Class A  348 15
RPM International  377 34
Saia (1) 106 25
Salesforce (1) 4,657 857
Sandy Spring Bancorp  339 14
SBA Communications, REIT  453 152
Sculptor Acquisition I (1) 72,241 725
Seagen (1) 1,227 221
Sealed Air  870 53
Seaport Global Acquisition II (1) 49,251 496
Seer (1) 190 2
Selective Insurance Group  96 7
Sempra Energy  2,117 351
ServiceNow (1) 1,371 612
Sherwin-Williams  2,738 662
Shoals Technologies Group, Class A (1) 845 20
Shockwave Medical (1) 154 32
Signature Bank  2,484 461
Simon Property Group, REIT  170 18
SL Green Realty, REIT  83 4
Snap, Class A (1) 5,262 52
Snowflake, Class A (1) 1,850 277
Socure, Acquisition Date: 12/22/21, Cost $1 (1)(5)(8) 89 1
Southwest Airlines (1) 857 33
Starbucks  637 54
State Street  761 54
Stericycle (1) 339 16
Stryker  284 61
Sun Country Airlines Holdings (1) 1,426 29

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Synopsys (1) 306 112
T-Mobile U.S. (1) 8,593 1,229
Teleflex  73 18
Terreno Realty, REIT  221 14
Tesla (1) 701 625
Textron  425 28
Thermo Fisher Scientific  257 154
Thermon Group Holdings (1) 560 9
Toast, Class A (1) 871 14
Trade Desk, Class A (1) 590 27
Travelers  93 15
Trinity Capital  941 14
Ultragenyx Pharmaceutical (1) 2,428 129
Union Pacific  69 16
United Parcel Service, Class B  617 120
UnitedHealth Group  2,818 1,528
UTA Acquisition (1) 48,300 490
Veeva Systems, Class A (1) 970 217
Velocity Acquisition, Warrants, 2/26/27 (1) 8,054 1
Velocity Acquisition, Class A (1) 24,163 237
VeriSign (1) 193 37
Verizon Communications  775 36
Vertex Pharmaceuticals (1) 1,366 383
Virtus Investment Partners  107 22
Visa, Class A  154 33
VMG Consumer Acquisition (1) 49,232 492
Voya Financial  512 31
Vulcan Materials  120 20
Walt Disney (1) 482 51
Warby Parker, Class A (1) 510 6
Warner Music Group, Class A  596 18
Webster Financial  630 29
Wells Fargo  2,605 114
Welltower, REIT  298 26
West Pharmaceutical Services  107 37
Western Alliance Bancorp  8,259 631
Westrock  358 15
Wingstop  192 24
Xcel Energy  182 13
Xometry, Class A (1) 368 14
Zentalis Pharmaceuticals (1) 146 4
Zoetis  65 12
Zoom Video Communications, Class A (1) 588 61
48,824

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Convertible Bonds 0.2%
Liberty Broadband, 2.75%, 9/30/50 (2) 200,000 191
Radius Health, 3.00%, 9/1/24  375,000 368
559
Convertible Preferred Stocks 0.1%
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $91 (1)(5)(8) 1,345 91
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $13 (1)(5)(8) 8 8
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $2 (1)(5)(8) 1 1
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $9 (1)(5)(8) 423 9
Coalition, Series E, Acquisition Date: 9/7/21, Cost $23 (1)(5)(8) 1,376 30
Databricks, Series H, Acquisition Date: 8/31/21, Cost $60 (1)(5)
(8) 272 45
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $6 (1)(5)(8) 330 6
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $11 (1)(5)(8) 1,889 11
Formagrid, Series F, Acquisition Date: 12/8/21, Cost $41 (1)(5)
(8) 222 23
Freenome Holdings, Series D, Acquisition Date: 11/22/21,
Cost $26 (1)(5)(8) 3,412 40
Generate Bio, Series B, Acquisition Date: 9/2/21, Cost $8 (1)(5)
(8) 666 8
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $11 (1)(5)(8) 384 11
Laronde, Series B, Acquisition Date: 7/28/21, Cost $5 (1)(5)(8) 162 5
Lilac Solutions, Series B, Acquisition Date: 9/8/21, Cost $15 (1)
(5)(8) 1,156 15
NextEra Energy, 5.279%, 3/1/23  676 35
Nuro, Series D, Acquisition Date: 10/29/21, Cost $26 (1)(5)(8) 1,232 26
Patreon, Series D, Acquisition Date: 10/21/21, Cost $13 (1)(5)(8) 238 10
Rappi, Series E, Acquisition Date: 9/8/20, Cost $109 (1)(5)(8) 1,822 94
Rappi, Series F, Acquisition Date: 7/8/21, Cost $34 (1)(5)(8) 534 27
Socure, Series A, Acquisition Date: 12/22/21, Cost $2 (1)(5)(8) 109 1
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $1 (1)(5)(8) 89 1
Socure, Series B, Acquisition Date: 12/22/21, Cost $— (1)(5)(8) 2 —
Socure, Series E, Acquisition Date: 10/27/21, Cost $3 (1)(5)(8) 207 2
Southern, Series 2019, 6.75%, 8/1/22  461 25
524
Corporate Bonds 9.9%
Advanced Drainage Systems, 6.375%, 6/15/30 (2) 230,000 232
AEP Texas, 5.25%, 5/15/52  110,000 117
Alphabet, 2.05%, 8/15/50  774,000 549
Ardagh Metal Packaging Finance USA, 6.00%, 6/15/27 (2) 260,000 266
Ardagh Packaging Finance, 5.25%, 4/30/25 (2) 2,400,000 2,343

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Berkshire Hathaway Finance, 2.50%, 1/15/51  809,000 576
Burlington Northern Santa Fe, 4.45%, 1/15/53  200,000 203
Calpine, 3.75%, 3/1/31 (2) 915,000 807
Cano Health, 6.25%, 10/1/28 (2)(3) 150,000 134
Carpenter Technology, 7.625%, 3/15/30  255,000 239
CD&R Smokey Buyer, 6.75%, 7/15/25 (2) 170,000 160
Cedar Fair, 5.50%, 5/1/25 (2) 600,000 601
Celanese U.S. Holdings, 6.33%, 7/15/29  800,000 821
Celanese U.S. Holdings, 6.379%, 7/15/32  800,000 819
Central Parent, 7.25%, 6/15/29 (2) 660,000 671
Change Healthcare Holdings, 5.75%, 3/1/25 (2) 2,128,000 2,112
Chubb INA Holdings, 2.85%, 12/15/51  754,000 574
Citigroup, VR, 4.91%, 5/24/33 (6) 220,000 226
Citrix Systems, 1.25%, 3/1/26  125,000 122
Citrix Systems, 3.30%, 3/1/30  1,200,000 1,188
Darling Ingredients, 6.00%, 6/15/30 (2) 245,000 254
Global Net Lease, 3.75%, 12/15/27 (2) 410,000 358
GPD, 10.125%, 4/1/26 (2) 450,000 415
Hightower Holding, 6.75%, 4/15/29 (2)(3) 245,000 192
Home Depot, 2.375%, 3/15/51  785,000 558
Home Point Capital, 5.00%, 2/1/26 (2) 285,000 196
Jackson Financial, 5.67%, 6/8/32  635,000 630
Jane Street Group, 4.50%, 11/15/29 (2) 520,000 480
KeyCorp, VR, 4.789%, 6/1/33 (6) 130,000 132
LCPR Senior Secured Financing, 5.125%, 7/15/29 (2) 430,000 379
Lions Gate Capital Holdings, 5.50%, 4/15/29 (2)(3) 115,000 95
Marsh & McLennan, 2.90%, 12/15/51  700,000 521
Medline Borrower, 5.25%, 10/1/29 (2)(3) 405,000 366
NextEra Energy Capital Holdings, 5.00%, 7/15/32  85,000 91
NGL Energy Operating, 7.50%, 2/1/26 (2) 415,000 380
NGL Energy Partners, 7.50%, 11/1/23 (3) 35,000 33
Nielsen Luxembourg, 5.00%, 2/1/25 (2) 500,000 491
Option Care Health, 4.375%, 10/31/29 (2) 815,000 745
Pacific Gas & Electric, 4.95%, 7/1/50  155,000 129
Papa John's International, 3.875%, 9/15/29 (2) 405,000 354
Peninsula Pacific Entertainment, 8.50%, 11/15/27 (2) 1,400,000 1,512
PetSmart, 7.75%, 2/15/29 (2) 500,000 482
PG&E, 5.00%, 7/1/28  40,000 37
Photo Holdings Merger Sub, 8.50%, 10/1/26 (2) 498,000 366
PNC Financial Services Group, VR, 4.626%, 6/6/33 (6) 850,000 840
PRA Group, 7.375%, 9/1/25 (2) 395,000 393
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 7.177%,
10/15/26 (2) 810,000 745
Royal Caribbean Cruises, 10.875%, 6/1/23 (2) 800,000 820
Sabre GLBL, 7.375%, 9/1/25 (2) 295,000 292
Salesforce, 3.05%, 7/15/61  746,000 585

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Service Properties Trust, 4.50%, 6/15/23  500,000 485
Service Properties Trust, 4.65%, 3/15/24  700,000 639
Service Properties Trust, 7.50%, 9/15/25  600,000 588
Taylor Morrison Communities, 5.875%, 4/15/23 (2) 1,200,000 1,206
Teekay Offshore Partners, 8.50%, 7/15/23 (2) 170,000 89
Tenneco, 5.125%, 4/15/29 (2) 405,000 397
Tenneco, 7.875%, 1/15/29 (2) 500,000 495
Transocean Phoenix 2, 7.75%, 10/15/24 (2) 49,500 48
Transocean Pontus, 6.125%, 8/1/25 (2) 24,600 23
Transocean Proteus, 6.25%, 12/1/24 (2) 123,750 117
Tutor Perini, 6.875%, 5/1/25 (2)(3) 500,000 445
U.S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25  50,007 45
United Airlines, 4.375%, 4/15/26 (2) 375,000 360
UnitedHealth Group, 4.75%, 5/15/52  115,000 123
Verizon Communications, 3.55%, 3/22/51  150,000 126
Verscend Escrow, 9.75%, 8/15/26 (2) 1,000,000 1,002
VICI Properties, 5.625%, 5/1/24 (2) 400,000 399
Visa, 2.00%, 8/15/50  815,000 571
Vistra, VR, 7.00% (2)(6)(9) 197,000 180
Vistra, VR, 8.00% (2)(6)(9) 205,000 199
Vistra Operations, 5.125%, 5/13/25 (2) 525,000 524
Welbilt, 9.50%, 2/15/24  800,000 801
Yum! Brands, 5.375%, 4/1/32  1,140,000 1,100
35,593
Municipal Securities 0.7%
Colorado HFA, Covenant Living Community, Series B, 4.48%,
12/1/40  250,000 241
Illinois, Build America, GO, 7.10%, 7/1/35  165,000 185
Michigan Tobacco Settlement Fin. Auth., Series B, Zero Coupon,
6/1/46  30,000 4
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series B,
6.00%, 1/1/25 (2) 225,000 227
Puerto Rico Commonwealth, VR, 11/1/43 (1)(11) 1,071,652 572
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  15,243 14
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  58,668 35
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  45,589 44
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  40,979 39
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  35,170 33
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  47,818 44

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/46  49,730 45
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.25%, 7/1/23  25,458 26
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  50,774 53
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  50,314 54
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  49,497 55
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  48,077 54
Puerto Rico Electric Power Auth., Build America, 5.95%,
7/1/30 (1)(12) 45,000 34
Puerto Rico Electric Power Auth., Build America, 6.05%,
7/1/32 (1)(12) 370,000 285
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  285,000 275
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  115,000 106
Tobacco Settlement Fin. Auth., Series B, Zero Coupon, 6/1/47  500,000 45
2,470
Non-U.S. Government Mortgage-Backed Securities 2.6%
BAMLL Commercial Mortgage Securities Trust, Series 2021-
JACX, Class D, ARM, 1M USD LIBOR + 2.75%, 4.749%,
9/15/38 (2) 515,000 483
BAMLL Commercial Mortgage Securities Trust, Series 2021-
JACX, Class E, ARM, 1M USD LIBOR + 3.75%, 5.749%,
9/15/38 (2) 100,000 92
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, ARM, 1M
USD LIBOR + 2.85%, 4.849%, 11/15/34 (2) 130,000 120
BFLD, Series 2019-DPLO, Class F, ARM, 1M USD LIBOR +
2.54%, 4.539%, 10/15/34 (2) 85,000 79
BIG Commercial Mortgage Trust, Series 2022-BIG, Class C,
ARM, 1M TSFR + 2.34%, 4.299%, 2/15/39 (2) 315,000 301
BPR Trust, Series 2021-NRD, Class E, ARM, 1M TSFR + 5.621%,
7.722%, 12/15/23 (2) 175,000 166
BX Commercial Mortgage Trust, Series 2019-IMC, Class E,
ARM, 1M USD LIBOR + 2.15%, 4.149%, 4/15/34 (2) 160,000 149
BX Trust, Series 2021-VIEW, Class F, ARM, 1M USD LIBOR +
3.93%, 5.929%, 6/15/36 (2) 160,000 150
CAFL, Series 2021-RTL1, Class A2, CMO, STEP, 3.104%,
3/28/29 (2) 830,000 752
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65C, ARM, 4.123%, 5/15/52 (2) 125,000 113
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52 (2) 80,000 71
Commercial Mortgage Trust, Series 2014-CR19, Class E, ARM,
4.197%, 8/10/47 (2) 175,000 151

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Connecticut Avenue Securities Trust, Series 2022-R01, Class
1B1, CMO, ARM, SOFR30A + 3.15%, 4.664%, 12/25/41 (2) 480,000 436
Connecticut Avenue Securities Trust, Series 2022-R01, Class
1M1, CMO, ARM, SOFR30A + 1.00%, 2.514%, 12/25/41 (2) 171,254 168
Connecticut Avenue Securities Trust, Series 2022-R02, Class
2B1, CMO, ARM, SOFR30A + 4.50%, 6.014%, 1/25/42 (2) 540,000 502
Connecticut Avenue Securities Trust, Series 2022-R03, Class
1M1, CMO, ARM, SOFR30A + 2.10%, 3.614%, 3/25/42 (2) 340,812 338
Connecticut Avenue Securities Trust, Series 2022-R04, Class
1M1, CMO, ARM, SOFR30A + 2.00%, 3.514%, 3/25/42 (2) 304,446 301
Connecticut Avenue Securities Trust, Series 2022-R04, Class
1M2, CMO, ARM, SOFR30A + 3.10%, 4.614%, 3/25/42 (2) 60,000 58
Connecticut Avenue Securities Trust, Series 2022-R05, Class
2M1, CMO, ARM, SOFR30A + 1.90%, 3.414%, 4/25/42 (2) 330,415 328
Connecticut Avenue Securities Trust, Series 2022-R06, Class
1M1, CMO, ARM, SOFR30A + 2.75%, 4.264%, 5/25/42 (2) 71,613 72
Credit Suisse Mortgage Trust, Series 2020-TMIC, Class C, ARM,
1M USD LIBOR + 6.75%, 8.749%, 12/15/35 (2) 100,000 99
Ellington Financial Mortgage Trust, Series 2021-2, Class B1,
CMO, ARM, 3.202%, 6/25/66 (2) 265,000 195
Finance of America HECM Buyout, Series 2022-HB1, Class M3,
ARM, 5.084%, 2/25/32 (2) 460,000 444
GCAT Trust, Series 2022-NQM3, Class A1, CMO, ARM, 4.348%,
4/25/67 (2) 122,312 120
Great Wolf Trust, Series 2019-WOLF, Class F, ARM, 1M USD
LIBOR + 3.131%, 5.13%, 12/15/36 (2) 180,000 167
SLIDE, Series 2018-FUN, Class E, ARM, 1M USD LIBOR +
2.55%, 4.549%, 6/15/31 (2) 989,245 947
Structured Agency Credit Risk Debt Notes, Series 2022-DNA2,
Class M1A, CMO, ARM, SOFR30A + 1.30%, 2.814%, 2/25/42 (2) 132,148 130
Structured Agency Credit Risk Debt Notes, Series 2022-DNA2,
Class M2, CMO, ARM, SOFR30A + 3.75%, 5.264%, 2/25/42 (2) 665,000 625
Structured Agency Credit Risk Debt Notes, Series 2022-DNA3,
Class M1B, CMO, ARM, SOFR30A + 2.90%, 4.414%, 4/25/42 (2) 195,000 189
Structured Agency Credit Risk Debt Notes, Series 2022-DNA4,
Class M1A, CMO, ARM, SOFR30A + 2.20%, 3.714%, 5/25/42 (2) 387,090 386
Structured Agency Credit Risk Debt Notes, Series 2022-HQA1,
Class M1A, CMO, ARM, SOFR30A + 2.10%, 3.614%, 3/25/42 (2) 605,822 603
TRK Trust, Series 2022-INV1, Class A1, CMO, ARM, 2.577%,
2/25/57 (2) 185,907 175
Verus Securitization Trust, Series 2022-1, Class A1, CMO, STEP,
2.724%, 1/25/67 (2) 206,516 191
Verus Securitization Trust, Series 2022-4, Class A2, CMO, ARM,
4.74%, 4/25/67 (2) 334,450 325
9,426

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 4.2%
U.S. Treasury Bonds, 7.25%, 8/15/22  2,750,000 2,751
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/23  1,608,239 1,622
U.S. Treasury Inflation-Indexed Notes, 0.625%, 4/15/23  1,353,274 1,366
U.S. Treasury Notes, 0.125%, 6/30/23  4,600,000 4,481
U.S. Treasury Notes, 1.625%, 11/15/22  4,740,000 4,726
14,946
Total United States (Cost
$150,229
)
146,709
UZBEKISTAN 0.1%
Government Bonds 0.1%
Republic of Uzbekistan, 3.70%, 11/25/30 (USD)  300,000 223
Total Uzbekistan (Cost
$260
)
223
VIETNAM 0.1%
Corporate Bonds 0.1%
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD)  380,000 313
Total Vietnam (Cost
$348
)
313
SHORT-TERM INVESTMENTS 28.9%
Money Market Funds 28.9%
T. Rowe Price Government Reserve Fund, 2.03% (13)(14) 103,934,916 103,935
Total Short-Term Investments (Cost $103,935) 103,935
SECURITIES LENDING COLLATERAL 0.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 2.03% (13)(14) 766,657 767
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 767

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 2.03% (13)(14) 2,118,613 2,118
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 2,118
Total Securities Lending Collateral (Cost $2,885) 2,885
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.2%
Exchange-Traded Options Purchased 0 .0%
Description Contracts
Notional
Amount $ Value
Invesco Senior Loan ETF, Put, 10/21/22 @ $18.00 (1) 2,920 6,123 29
Plantronics, Put, 12/16/22 @ $35.00 (1) 133 529 5
Tenneco, Put, 1/20/23 @ $12.00 (1) 200 377 3
Xtrackers Harvest CSI 300 China A-Shares ETF, Call,
10/21/22 @ $37.00 (1) 419 1,312 6
Total Exchange-Traded Options Purchased (Cost $126) 43
OTC Options Purchased 0 .2%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
30 Year Interest
Rate Swap, 7/10/53
Pay Fixed 2.66%
Annually, Receive
Variable 2.27%
(SOFR) Annually,
7/6/23 @ 2.66%* (1) 1 3,250 156
BNP Paribas
EUR Call / USD Put,
10/3/22 @ 1.15 (1) 1 1,060 —
Citibank
2 Year Interest Rate
Swap, 10/14/24
Pay Fixed 3.20%
Annually, Receive
Variable 2.27%
(SOFR) Annually,
10/12/22 @
3.20%* (1) 1 4,976 13

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
10 Year Interest
Rate Swap, 6/19/33
Pay Fixed 0.62%
Annually, Receive
Variable (0.01)%
(JPY TONA)
Annually, 6/15/23 @
0.62%* (JPY) (1) 1 10,100 1
Goldman Sachs
10 Year Interest
Rate Swap, 6/21/33
Pay Fixed 0.69%
Annually, Receive
Variable (0.01)%
(JPY TONA)
Annually, 6/19/23 @
0.69%* (JPY) (1) 1 522,000 28
Goldman Sachs
10 Year Interest
Rate Swap, 7/10/33
Pay Fixed 3.00%
Annually, Receive
Variable 2.27%
(SOFR) Annually,
7/6/23 @ 3.00%* (1) 1 2,525 40
Goldman Sachs
5 Year Interest
Rate Swap, 6/1/28
Pay Fixed 3.00%
Annually, Receive
Variable 2.27%
(SOFR) Annually,
5/30/23 @
3.00%* (1) 1 2,465 22
Goldman Sachs
5 Year Interest
Rate Swap, 6/2/28
Pay Fixed 3.00%
Annually, Receive
Variable 2.27%
(SOFR) Annually,
5/31/23 @
3.00%* (1) 1 2,482 22
Goldman Sachs
S&P 500 Index,
Put, 9/16/22 @
$3,600.00 (1) 59 24,369 92
HSBC Bank
USD Call / INR Put,
10/31/22 @ 80.25 (1) 1 2,055 21

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
10 Year Interest
Rate Swap, 7/10/33
Pay Fixed 3.00%
Annually, Receive
Variable 2.27%
(SOFR) Annually,
7/6/23 @ 3.00%* (1) 1 2,525 40
Morgan Stanley
2 Year Interest Rate
Swap, 10/14/24
Pay Fixed 3.20%
Annually, Receive
Variable 2.27%
(SOFR) Annually,
10/12/22 @
3.20%* (1) 1 5,044 13
Morgan Stanley
30 Year Interest
Rate Swap, 7/4/52
Pay Fixed 2.62%
Annually, Receive
Variable 2.27%
(SOFR) Annually,
6/30/23 @
2.62%* (1) 1 880 45
Morgan Stanley
5 Year Interest Rate
Swap, 7/14/28
Pay Fixed 3.00%
Annually, Receive
Variable 2.27%
(SOFR) Annually,
7/12/23 @
3.00%* (1) 1 5,020 49
Morgan Stanley
5 Year Interest
Rate Swap, 7/7/28
Pay Fixed 3.00%
Annually, Receive
Variable 2.27%
(SOFR) Annually,
7/5/23 @ 3.00%* (1) 1 5,050 49
Morgan Stanley
EUR Call / USD Put,
10/3/22 @ 1.15 (1) 1 1,060 —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
USD Call / TRY Put,
8/16/22 @ 21.00 (1) 1 2,330 6
Total OTC Options Purchased (Cost $1,420) 597
Total Options Purchased (Cost $1,546) 640
Total Investments in Securities 94.4%
(Cost $352,433) $ 339,508
Other Assets Less Liabilities 5.6% 20,310
Net Assets 100.0% $ 359,818
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
* Exercise Spread
(1) Non-income producing
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$48,435 and represents 13.5% of net assets.
(3) All or a portion of this security is on loan at July 31, 2022.
(4) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(5) Level 3 in fair value hierarchy.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) Security is in default or has failed to make a scheduled interest and/or principal payment.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$645 and represents 0.2% of net assets.
(9) Perpetual security with no stated maturity date.
(10) All or a portion of this loan is unsettled as of July 31, 2022. The interest rate for unsettled loans will be determined upon settlement after period end.

T. ROWE PRICE Multi-Strategy Total Return Fund

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(11) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(12) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(13) Seven-day yield
(14) Affiliated Companies
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
1M CAD CDOR One month CAD CDOR (Canadian Dollar offered rate)
1M CHF LIBOR One month CHF LIBOR (London interbank offered rate)
1M CNH HIBOR One month CNH HIBOR (Hong Kong interbank offered rate)
1M DKK CIBOR One month DKK CIBOR (Copenhagen interbank offered rate)
1M EURIBOR One month EURIBOR (Euro interbank offered rate)
1M GBP LIBOR One month GBP LIBOR (London interbank offered rate)
1M HKD HIBOR One month HKD HIBOR (Hong Kong interbank offered rate)
1M JPY LIBOR One month JPY LIBOR (London interbank offered rate)
1M NDBB One month NZD bank bill
1M NOK NIBOR One month NOK NIBOR (Norwegian interbank offered rate)
1M SEK STIBOR One month SEK STIBOR (Stockholm interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
1M ZAR JIBOR One month ZAR JIBOR (Johannesburg Interbank average rate)
3M CAD CDOR Three month CAD CDOR (Canadian Dollar offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M HKD HIBOR Three month HKD HIBOR (Hong Kong interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
1M ADBB One month AUD bank bill
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CVA Dutch Certificate (Certificaten Van Aandelen)

T. ROWE PRICE Multi-Strategy Total Return Fund

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.
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CZK Czech Koruna
ESTR Euro short-term rate
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GBP SONIA Sterling Overnight Index Average
GO General Obligation
HFA Health Facility Authority
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
INR MIBOR Mumbai interbank offered rate
JPY Japanese Yen
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NZD New Zealand Dollar
OTC Over-the-counter
PHP Philippines Peso
PLN Polish Zloty
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RON New Romanian Leu
RSD Serbian Dinar
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
TONA Tokyo overnight average rate
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Multi-Strategy Total Return Fund

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ZAR South African Rand

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.3)%
Exchange-Traded Options Written (0.3)%
Description Contracts
Notional
Amount $ Value
iShares iBoxx High Yield Corporate Bond ETF, Put,
9/16/22 @ $77.00 1,392 10,884 (168)
S&P 500 Index, Call, 9/16/22 @ $4,100.00 67 27,673 (914)
Total Options Written (Premiums $(975)) $ (1,082)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
SWAPS 0.3%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.4%
Credit Default Swaps, Protection Bought 0.1%
France (0.0)%
BNP Paribas, Protection Bought (Relevant
Credit: Sanofi), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/26 * 190 (6) (7) 1
Total France (7) 1
United States 0.1%
Bank of America, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 * 250 (22) (27) 5
Bank of America, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/21/26 * 1,675 (145) (203) 58
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 * 260 (23) (22) (1)
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 * 780 (68) (72) 4
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S14, 40 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
12/16/72 * 1,000 173 47 126
JPMorgan Chase, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 * 300 (26) (33) 7
JPMorgan Chase, Protection Bought
(Relevant Credit: Murphy Oil), Pay 1.00%
Quarterly, Receive upon credit default,
6/21/27 * 21 3 3 —
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 * 520 (45) (44) (1)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S14, 40 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
12/16/72 * 2,500 433 86 347
Total United States (265) 545
Total Bilateral Credit Default Swaps, Protection
Bought (272) 546
Credit Default Swaps, Protection Sold 0.0%
Luxembourg 0.0%
JPMorgan Chase, Protection Sold
(Relevant Credit: ArcelorMittal, Baa3*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/25 * 345 34 56 (22)
Total Luxembourg 56 (22)
Netherlands 0.0%
JPMorgan Chase, Protection Sold
(Relevant Credit: EDP Finance, Baa3*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/22 * 470 2 1 1
Total Netherlands 1 1
United States 0.0%
Credit Suisse, Protection Sold (Relevant
Credit: Calpine, B2*), Receive 5.00%
Quarterly, Pay upon credit default,
6/20/23 * 220 6 5 1
Credit Suisse, Protection Sold (Relevant
Credit: Ford Motor Credit, Ba2*), Receive
5.00% Quarterly, Pay upon credit default,
6/20/23 * 145 5 3 2
Credit Suisse, Protection Sold (Relevant
Credit: Murphy Oil, Ba2*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/22 * 190 (2) (2) —
Goldman Sachs, Protection Sold (Relevant
Credit: American Airlines Group, Caa1*),
Receive 5.00% Quarterly, Pay upon credit
default, 6/20/23 * 10 — — —
Goldman Sachs, Protection Sold (Relevant
Credit: AT&T, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/22 * 155 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Protection Sold (Relevant
Credit: Royal Caribbean Cruises, B2*),
Receive 5.00% Quarterly, Pay upon credit
default, 6/20/23 * 46 (2) (4) 2
Total United States 2 5
Total Bilateral Credit Default Swaps, Protection Sold 59 (16)
Total Return Swaps 0.3%
Australia 0.1%
Citibank, Pay Underlying Reference: Sonic
Healthcare Monthly, Receive Variable
1.010% (1M ADBB + (0.40)%) Monthly,
1/17/24 984 (20) — (20)
Citibank, Pay Underlying Reference: Sonic
Healthcare Monthly, Receive Variable
1.310% (1M ADBB + (0.40)%) Monthly,
1/17/24 287 1 — 1
Citibank, Pay Underlying Reference:
Woodside Energy Group Monthly, Receive
Variable 1.010% (1M ADBB + (0.40)%)
Monthly, 1/17/24 438 (12) — (12)
Goldman Sachs, Receive Underlying
Reference: BHP Group Monthly, Pay
Variable 1.571% (GBP SONIA + 0.38%)
Monthly, 1/17/24 (GBP) 529 55 — 55
Morgan Stanley, Pay Underlying
Reference: Westpac Banking Monthly,
Receive Variable 1.170% (1M ADBB +
(0.40)%) Monthly, 1/17/24 1,125 (63) — (63)
Morgan Stanley, Receive Underlying
Reference: Australia & New Zealand
Banking Group Monthly, Pay Variable
2.120% (1M ADBB + 0.55%) Monthly,
1/17/24 900 36 — 36
Morgan Stanley, Receive Underlying
Reference: Goodman Group Monthly,
Pay Variable 2.120% (1M ADBB + 0.55%)
Monthly, 1/17/24 397 27 — 27
Morgan Stanley, Receive Underlying
Reference: IGO Monthly, Pay Variable
2.120% (1M ADBB + 0.55%) Monthly,
1/17/24 418 57 — 57

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Telstra Corp Monthly, Pay
Variable 2.120% (1M ADBB + 0.55%)
Monthly, 1/17/24 449 (4) — (4)
UBS Investment Bank, Pay Underlying
Reference: Insurance Australia Group
Monthly, Receive Variable 0.960% (1M
ADBB + (0.45)%) Monthly, 1/17/24 1,014 (17) — (17)
UBS Investment Bank, Receive Underlying
Reference: Challenger Monthly, Pay
Variable 1.810% (1M ADBB + 0.40%)
Monthly, 1/17/24 617 — — —
Total Australia — 60
Austria 0.0%
Citibank, Pay Underlying Reference: Erste
Group Bank Monthly, Receive Variable
(0.390)% (EUR ESTR + (0.30)%) Monthly,
1/17/24 220 (2) — (2)
Citibank, Receive Underlying Reference:
BAWAG Group Monthly, Pay Variable
(0.127)% (1M EURIBOR + 0.40%) Monthly,
1/17/24 248 35 — 35
Total Austria — 33
Belgium 0.0%
Citibank, Pay Underlying Reference:
Anheuser-Busch InBev Monthly, Receive
Variable (0.390)% (EUR ESTR + (0.30)%)
Monthly, 1/17/24 1,658 72 — 72
Total Belgium — 72
Bermuda (0.0)%
Morgan Stanley, Pay Underlying
Reference: Signet Jewelers Monthly,
Receive Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 222 (23) — (23)
Morgan Stanley, Receive Underlying
Reference: RenaissanceRe Holdings
Monthly, Pay Variable 1.989% (1M USD
LIBOR + 0.40%) Monthly, 1/18/24 943 (56) — (56)
Total Bermuda — (79)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Brazil (0.0)%
Morgan Stanley, Receive Underlying
Reference: Magazine Luiza Monthly, Pay
Variable 2.039% (SOFR + 0.45%) Monthly,
1/18/24 242 (6) — (6)
Total Brazil — (6)
Canada 0.1%
Bank of America, Pay Underlying
Reference: First Quantum Minerals
Monthly, Receive Variable 2.550% (1M
CAD CDOR + (0.30)%) Monthly, 1/17/24 313 (35) — (35)
Bank of America, Pay Underlying
Reference: Lundin Mining Monthly,
Receive Variable 2.550% (1M CAD CDOR
+ (0.30)%) Monthly, 1/17/24 1,553 8 — 8
Bank of America, Pay Underlying
Reference: Shopify, Class A Monthly,
Receive Variable 2.550% (1M CAD CDOR
+ (0.30)%) Monthly, 1/17/24 386 (29) — (29)
Bank of America, Receive Underlying
Reference: K92 Mining Monthly, Pay
Variable 3.150% (1M CAD CDOR + 0.30%)
Monthly, 1/17/24 205 18 — 18
Bank of America, Receive Underlying
Reference: Nutrien Monthly, Pay Variable
3.150% (1M CAD CDOR + 0.30%) Monthly,
1/17/24 562 65 — 65
Bank of America, Receive Underlying
Reference: Orla Mining Monthly, Pay
Variable 3.150% (1M CAD CDOR + 0.30%)
Monthly, 1/17/24 136 25 — 25
Bank of America, Receive Underlying
Reference: Orla Mining Monthly, Pay
Variable 3.390% (1M CAD CDOR + 0.50%)
Monthly, 1/17/24 49 — — —
Citibank, Receive Underlying Reference:
Waste Connections Monthly, Pay Variable
1.989% (1M CAD CDOR + 0.42%) Monthly,
1/18/24 651 40 — 40
Goldman Sachs, Pay Underlying
Reference: Bank of Montreal Monthly,
Receive Variable 2.550% (1M CAD CDOR
+ (0.30)%) Monthly, 1/17/24 268 (16) — (16)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: Toronto-Dominion Bank
Monthly, Receive Variable 2.550% (1M
CAD CDOR + (0.30)%) Monthly, 1/17/24 773 (32) — (32)
Goldman Sachs, Receive Underlying
Reference: Magna International Monthly,
Pay Variable 3.150% (1M CAD CDOR +
0.30%) Monthly, 1/17/24 371 35 — 35
Goldman Sachs, Receive Underlying
Reference: Magna International Monthly,
Pay Variable 3.180% (1M CAD CDOR +
0.30%) Monthly, 1/17/24 1,469 42 — 42
Goldman Sachs, Receive Underlying
Reference: Parkland Monthly, Pay Variable
3.150% (1M CAD CDOR + 0.30%) Monthly,
1/17/24 419 31 — 31
JPMorgan Chase, Receive Underlying
Reference: BRP Monthly, Pay Variable
3.250% (1M CAD CDOR + 0.40%) Monthly,
1/17/24 556 61 — 61
Morgan Stanley, Pay Underlying
Reference: Agnico Eagle Mines Monthly,
Receive Variable 2.450% (1M CAD CDOR
+ (0.40)%) Monthly, 1/17/24 288 2 — 2
Morgan Stanley, Pay Underlying
Reference: Bank of Montreal Monthly,
Receive Variable 2.450% (1M CAD CDOR
+ (0.40)%) Monthly, 1/17/24 119 (7) — (7)
Morgan Stanley, Pay Underlying
Reference: Canadian Imperial Bank of
Commerce Monthly, Receive Variable
2.450% (1M CAD CDOR + (0.40)%)
Monthly, 1/17/24 331 (22) — (22)
Morgan Stanley, Pay Underlying
Reference: Canadian Natural Resources
Monthly, Receive Variable 2.450% (1M
CAD CDOR + (0.40)%) Monthly, 1/17/24 1,014 (117) — (117)
Morgan Stanley, Pay Underlying
Reference: Enbridge Monthly, Receive
Variable 2.450% (1M CAD CDOR +
(0.40)%) Monthly, 1/17/24 718 (34) — (34)
Morgan Stanley, Pay Underlying
Reference: Thomson Reuters Monthly,
Receive Variable 2.450% (1M CAD CDOR
+ (0.40)%) Monthly, 1/17/24 1,166 (33) — (33)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Canadian Apartment
Properties REIT Monthly, Pay Variable
3.500% (1M CAD CDOR + 0.65%) Monthly,
1/17/24 669 67 — 67
Morgan Stanley, Receive Underlying
Reference: Canadian Pacific Railway
Monthly, Pay Variable 3.500% (1M CAD
CDOR + 0.65%) Monthly, 1/17/24 403 28 — 28
Morgan Stanley, Receive Underlying
Reference: Constellation Software
Monthly, Pay Variable 3.500% (1M CAD
CDOR + 0.65%) Monthly, 1/17/24 725 76 — 76
Morgan Stanley, Receive Underlying
Reference: Franco-Nevada Monthly, Pay
Variable 1.989% (1M CAD CDOR + 0.40%)
Monthly, 1/18/24 323 2 — 2
Morgan Stanley, Receive Underlying
Reference: Franco-Nevada Monthly, Pay
Variable 1.989% (SOFR + 0.40%) Monthly,
1/18/24 35 — — —
Morgan Stanley, Receive Underlying
Reference: National Bank of Canada
Monthly, Pay Variable 3.420% (1M CAD
CDOR + 0.57%) Monthly, 1/17/24 1,931 122 — 122
Morgan Stanley, Receive Underlying
Reference: Royal Bank of Canada Monthly,
Pay Variable 3.400% (1M CAD CDOR +
0.55%) Monthly, 1/17/24 696 34 — 34
Total Canada — 331
Cayman Islands (0.0)%
Goldman Sachs, Receive Underlying
Reference: H World Group Monthly, Pay
Variable 1.999% (SOFR + 0.41%) Monthly,
1/18/24 355 (1) — (1)
Goldman Sachs, Receive Underlying
Reference: Kanzhun Monthly, Pay Variable
1.999% (SOFR + 0.41%) Monthly, 1/18/24 258 (4) — (4)
Goldman Sachs, Receive Underlying
Reference: KE Holdings Monthly, Pay
Variable 1.999% (SOFR + 0.41%) Monthly,
1/18/24 451 4 — 4

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: H World Group Monthly, Pay
Variable 1.989% (SOFR + 0.40%) Monthly,
1/18/24 121 — — —
Morgan Stanley, Receive Underlying
Reference: Meituan, Class B Monthly,
Pay Variable 1.411% (1M HKD HIBOR +
0.55%) Monthly, 1/17/24 (HKD) 2,867 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: NU Holdings, Class A Monthly,
Pay Variable 1.850% (SOFR + 0.40%)
Monthly, 1/18/24 119 8 — 8
Morgan Stanley, Receive Underlying
Reference: NU Holdings, Class A Monthly,
Pay Variable 1.920% (SOFR + 0.40%)
Monthly, 1/18/24 38 — — —
Morgan Stanley, Receive Underlying
Reference: Social Capital Hedosophia
Holdings Monthly, Pay Variable 1.989%
(1M USD LIBOR + 0.40%) Monthly,
1/18/24 1 — — —
Morgan Stanley, Receive Underlying
Reference: Social Capital Hedosophia
Holdings, Class A Monthly, Pay Variable
1.989% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 110 — — —
Morgan Stanley, Receive Underlying
Reference: Sports Ventures Acquisition
Monthly, Pay Variable 1.989% (1M USD
LIBOR + 0.40%) Monthly, 1/18/24 — — — —
Morgan Stanley, Receive Underlying
Reference: Sports Ventures Acquisition,
Class A Monthly, Pay Variable 1.989% (1M
USD LIBOR + 0.40%) Monthly, 1/18/24 146 — — —
Morgan Stanley, Receive Underlying
Reference: Sunny Optical Technology
Group Monthly, Pay Variable 1.411% (1M
HKD HIBOR + 0.55%) Monthly, 1/17/24
(HKD) 3,617 (10) — (10)
UBS Investment Bank, Receive Underlying
Reference: GDS Holdings, Class A
Monthly, Pay Variable 1.079% (1M HKD
HIBOR + 0.35%) Monthly, 1/17/24 (HKD) 3,052 (66) — (66)
Total Cayman Islands — (75)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
China 0.0%
Morgan Stanley, Receive Underlying
Reference: Great Wall Motor, Class H
Monthly, Pay Variable 1.411% (1M HKD
HIBOR + 0.55%) Monthly, 1/17/24 (HKD) 3,365 (15) — (15)
UBS Investment Bank, Receive Underlying
Reference: Sungrow Power Supply, Class
A Monthly, Pay Variable 1.895% (1M CHF
LIBOR + 0%) Monthly, 1/17/24 552 16 — 16
UBS Investment Bank, Receive Underlying
Reference: Sungrow Power Supply, Class
A Monthly, Pay Variable 1.895% (1M CNH
HIBOR + 0%) Monthly, 1/17/24 2,313 65 — 65
UBS Investment Bank, Receive Underlying
Reference: Tsingtao Brewery, Class H
Monthly, Pay Variable 1.079% (1M HKD
HIBOR + 0.35%) Monthly, 1/17/24 (HKD) 3,494 10 — 10
Total China — 76
Cyprus 0.0%
UBS Investment Bank, Receive Underlying
Reference: TCS Group Holding Monthly,
Pay Variable 1.919% (SOFR + 0.35%)
Monthly, 1/18/24 — — — —
Total Cyprus — —
Denmark (0.0)%
Bank of America, Pay Underlying
Reference: Demant Monthly, Receive
Variable (0.483)% (1M DKK CIBOR +
(0.35)%) Monthly, 1/17/24 8,561 (32) — (32)
Citibank, Pay Underlying Reference: AP
Moller - Maersk, Class B Monthly, Receive
Variable (0.567)% (1M DKK CIBOR +
(0.35)%) Monthly, 1/17/24 1,275 (21) — (21)
Goldman Sachs, Pay Underlying
Reference: AP Moller - Maersk, Class B
Monthly, Receive Variable (0.483)% (1M
DKK CIBOR + (0.35)%) Monthly, 1/17/24 737 (13) — (13)
Goldman Sachs, Receive Underlying
Reference: Novo Nordisk, Class B
Monthly, Pay Variable 0.217% (1M DKK
CIBOR + 0.35%) Monthly, 1/17/24 8,356 23 — 23

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Carlsberg, Class B Monthly,
Pay Variable 0.267% (1M DKK CIBOR +
0.40%) Monthly, 1/17/24 9,282 (14) — (14)
UBS Investment Bank, Pay Underlying
Reference: DSV Monthly, Receive Variable
(0.617)% (1M DKK CIBOR + (0.40)%)
Monthly, 1/17/24 2,082 (47) — (47)
Total Denmark — (104)
Finland 0.0%
Citibank, Pay Underlying Reference:
Kesko, Class B Monthly, Receive Variable
(0.390)% (EUR ESTR + (0.30)%) Monthly,
1/17/24 290 (10) — (10)
Citibank, Receive Underlying Reference:
Valmet Monthly, Pay Variable (0.127)%
(EUR ESTR + 0.40%) Monthly, 1/17/24 549 60 — 60
Goldman Sachs, Receive Underlying
Reference: Kojamo Monthly, Pay Variable
0.149% (EUR ESTR + 0.40%) Monthly,
1/17/24 282 14 — 14
Goldman Sachs, Receive Underlying
Reference: Sampo, Class A Monthly, Pay
Variable (0.092)% (EUR ESTR + 0.40%)
Monthly, 1/17/24 509 28 — 28
Total Finland — 92
France (0.1)%
Bank of America, Pay Underlying
Reference: Credit Agricole Monthly,
Receive Variable (0.440)% (EUR ESTR +
(0.35)%) Monthly, 1/17/24 202 (19) — (19)
Bank of America, Pay Underlying
Reference: L'Oreal Monthly, Receive
Variable (0.440)% (EUR ESTR + (0.35)%)
Monthly, 1/17/24 1,055 (88) — (88)
Bank of America, Receive Underlying
Reference: Legrand Monthly, Pay Variable
(0.142)% (1M EURIBOR + 0.35%) Monthly,
1/17/24 319 30 — 30
Bank of America, Receive Underlying
Reference: Thales Monthly, Pay Variable
(0.142)% (1M EURIBOR + 0.35%) Monthly,
1/17/24 374 (4) — (4)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference:
Air Liquide Monthly, Receive Variable
(0.435)% (EUR ESTR + (0.345)%) Monthly,
1/17/24 259 (12) — (12)
Citibank, Receive Underlying Reference:
AXA Monthly, Pay Variable (0.127)% (EUR
ESTR + 0.40%) Monthly, 1/17/24 1,104 44 — 44
Citibank, Receive Underlying Reference:
TotalEnergies Monthly, Pay Variable
(0.127)% (EUR ESTR + 0.40%) Monthly,
1/17/24 932 10 — 10
Morgan Stanley, Pay Underlying
Reference: BNP Paribas Monthly, Receive
Variable (0.440)% (EUR ESTR + (0.35)%)
Monthly, 1/17/24 245 (27) — (27)
Morgan Stanley, Pay Underlying
Reference: Remy Cointreau Monthly,
Receive Variable (0.440)% (EUR ESTR +
(0.35)%) Monthly, 1/17/24 565 (60) — (60)
Morgan Stanley, Pay Underlying
Reference: Unibail-Rodamco-Westfield
Monthly, Receive Variable (0.440)% (EUR
ESTR + (0.35)%) Monthly, 1/17/24 276 (38) — (38)
UBS Investment Bank, Receive Underlying
Reference: Sanofi Monthly, Pay Variable
(0.177)% (EUR ESTR + 0.35%) Monthly,
1/17/24 392 (8) — (8)
Total France — (172)
Germany 0.0%
Bank of America, Pay Underlying
Reference: Infineon Technologies Monthly,
Receive Variable (0.440)% (EUR ESTR +
(0.35)%) Monthly, 1/17/24 676 (99) — (99)
Bank of America, Pay Underlying
Reference: SAP Monthly, Receive Variable
(0.440)% (EUR ESTR + (0.35)%) Monthly,
1/17/24 484 (20) — (20)
Citibank, Pay Underlying Reference: E.ON
Monthly, Receive Variable (0.440)% (1M
EURIBOR + (0.35)%) Monthly, 1/17/24 212 (16) — (16)
Citibank, Pay Underlying Reference:
HelloFresh Monthly, Receive Variable
(0.390)% (EUR ESTR + (0.30)%) Monthly,
1/17/24 237 51 — 51

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference: Puma
Monthly, Receive Variable (0.390)% (EUR
ESTR + (0.30)%) Monthly, 1/17/24 782 38 — 38
Citibank, Pay Underlying Reference:
Rheinmetall Monthly, Receive Variable
(0.390)% (EUR ESTR + (0.30)%) Monthly,
1/17/24 789 66 — 66
Citibank, Receive Underlying Reference:
KION Group Monthly, Pay Variable
(0.127)% (1M EURIBOR + 0.40%) Monthly,
1/17/24 130 4 — 4
Citibank, Receive Underlying Reference:
KION Group Monthly, Pay Variable
(0.127)% (EUR ESTR + 0.40%) Monthly,
1/17/24 116 4 — 4
Goldman Sachs, Receive Underlying
Reference: Bayer Monthly, Pay Variable
(0.092)% (EUR ESTR + 0.40%) Monthly,
1/17/24 309 8 — 8
Goldman Sachs, Receive Underlying
Reference: Deutsche Telekom Monthly,
Pay Variable (0.092)% (EUR ESTR +
0.40%) Monthly, 1/17/24 1,369 (42) — (42)
Goldman Sachs, Receive Underlying
Reference: Sartorius Monthly, Pay Variable
(0.092)% (EUR ESTR + 0.40%) Monthly,
1/17/24 116 17 — 17
Goldman Sachs, Receive Underlying
Reference: Sartorius Monthly, Pay Variable
0.149% (EUR ESTR + 0.40%) Monthly,
1/17/24 36 3 — 3
Morgan Stanley, Pay Underlying
Reference: Hannover Rueck Monthly,
Receive Variable (0.440)% (1M EURIBOR
+ (0.35)%) Monthly, 1/17/24 70 (1) — (1)
Morgan Stanley, Pay Underlying
Reference: HelloFresh Monthly, Receive
Variable (0.440)% (EUR ESTR + (0.35)%)
Monthly, 1/17/24 10 2 — 2
Morgan Stanley, Pay Underlying
Reference: HUGO BOSS Monthly, Receive
Variable (0.440)% (EUR ESTR + (0.35)%)
Monthly, 1/17/24 328 (15) — (15)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Mercedes-Benz Group
Monthly, Receive Variable (0.440)% (EUR
ESTR + (0.35)%) Monthly, 1/17/24 253 (21) — (21)
Morgan Stanley, Receive Underlying
Reference: Daimler Truck Holding Monthly,
Pay Variable (0.142)% (EUR ESTR +
0.35%) Monthly, 1/17/24 438 41 — 41
Morgan Stanley, Receive Underlying
Reference: Vonovia Monthly, Pay Variable
(0.142)% (1M EURIBOR + 0.35%) Monthly,
1/17/24 427 66 — 66
UBS Investment Bank, Pay Underlying
Reference: Hannover Rueck Monthly,
Receive Variable (0.490)% (1M EURIBOR
+ (0.40)%) Monthly, 1/17/24 675 3 — 3
Total Germany — 89
Hong Kong (0.0)%
Morgan Stanley, Receive Underlying
Reference: AIA Group Monthly, Pay
Variable 1.411% (1M HKD HIBOR +
0.55%) Monthly, 1/17/24 3,245 (15) — (15)
Morgan Stanley, Receive Underlying
Reference: Galaxy Entertainment Group
Monthly, Pay Variable 1.411% (1M HKD
HIBOR + 0.55%) Monthly, 1/17/24 3,616 15 — 15
Total Hong Kong — —
Ireland 0.1%
Bank of America, Receive Underlying
Reference: Trane Technologies Monthly,
Pay Variable 1.889% (SOFR + 0.30%)
Monthly, 1/18/24 289 39 — 39
Citibank, Pay Underlying Reference:
Anheuser-Busch InBev, Class A Monthly,
Receive Variable 1.220% (1M USD LIBOR
+ (0.30)%) Monthly, 1/18/24 338 (21) — (21)
JPMorgan Chase, Receive Underlying
Reference: CRH Monthly, Pay Variable
1.941% (GBP SONIA + 0.75%) Monthly,
1/17/24 (GBP) 359 34 — 34
JPMorgan Chase, Receive Underlying
Reference: Ryanair Holdings Monthly, Pay
Variable 1.939% (SOFR + 0.35%) Monthly,
1/18/24 485 28 — 28

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Kingspan Group Monthly,
Receive Variable (0.440)% (EUR ESTR +
(0.35)%) Monthly, 1/17/24 175 (28) — (28)
Morgan Stanley, Pay Underlying
Reference: Seagate Technology Holdings
Monthly, Receive Variable 1.220% (SOFR
+ (0.30)%) Monthly, 1/18/24 456 (14) — (14)
Morgan Stanley, Receive Underlying
Reference: Accenture, Class A Monthly,
Pay Variable 1.989% (SOFR + 0.40%)
Monthly, 1/18/24 590 77 — 77
Morgan Stanley, Receive Underlying
Reference: James Hardie Industries
Monthly, Pay Variable 2.120% (1M ADBB +
0.55%) Monthly, 1/17/24 (AUD) 760 23 — 23
Morgan Stanley, Receive Underlying
Reference: Linde Monthly, Pay Variable
1.989% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 835 74 — 74
Total Ireland — 212
Israel (0.0)%
Morgan Stanley, Pay Underlying
Reference: Monday.com Monthly, Receive
Variable 0.540% (SOFR + (0.98)%)
Monthly, 1/18/24 79 (9) — (9)
Total Israel — (9)
Italy (0.0)%
Bank of America, Receive Underlying
Reference: Banca Mediolanum Monthly,
Pay Variable (0.142)% (1M EURIBOR +
0.35%) Monthly, 1/17/24 446 26 — 26
Goldman Sachs, Pay Underlying
Reference: Snam Monthly, Receive
Variable (0.360)% (1M EURIBOR +
(0.27)%) Monthly, 1/17/24 723 (16) — (16)
Goldman Sachs, Receive Underlying
Reference: Enel Monthly, Pay Variable
(0.092)% (EUR ESTR + 0.40%) Monthly,
1/17/24 816 (15) — (15)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Intesa Sanpaolo Monthly,
Receive Variable (0.440)% (1M EURIBOR
+ (0.35)%) Monthly, 1/17/24 188 (12) — (12)
Total Italy — (17)
Japan 0.0%
Citibank, Pay Underlying Reference:
Japan Tobacco Monthly, Receive Variable
(0.430)% (JPY TONA + (0.42)%) Monthly,
1/17/24 130,009 (50) — (50)
Citibank, Pay Underlying Reference: KDDI
Monthly, Receive Variable (0.430)% (JPY
TONA + (0.42)%) Monthly, 1/17/24 40,464 7 — 7
Citibank, Pay Underlying Reference:
Shimano Monthly, Receive Variable
(0.430)% (JPY TONA + (0.42)%) Monthly,
1/17/24 35,175 12 — 12
Citibank, Pay Underlying Reference: ZOZO
Monthly, Receive Variable (0.430)% (JPY
TONA + (0.42)%) Monthly, 1/17/24 35,388 (3) — (3)
Citibank, Receive Underlying Reference:
Fast Retailing Monthly, Pay Variable
0.367% (JPY TONA + 0.38%) Monthly,
1/17/24 47,782 63 — 63
Citibank, Receive Underlying Reference:
Mitsui Fudosan Monthly, Pay Variable
0.367% (1M JPY LIBOR + 0.38%) Monthly,
1/17/24 33,891 11 — 11
Citibank, Receive Underlying Reference:
Sumitomo Monthly, Pay Variable 0.366%
(JPY TONA + 0.38%) Monthly, 1/17/24 38,773 1 — 1
Morgan Stanley, Pay Underlying
Reference: GMO Payment Gateway
Monthly, Receive Variable (0.430)% (1M
JPY LIBOR + (0.42)%) Monthly, 1/17/24 27,352 (9) — (9)
Morgan Stanley, Pay Underlying
Reference: Honda Motor Monthly, Receive
Variable (0.430)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 151,448 (5) — (5)
Morgan Stanley, Pay Underlying
Reference: Kyocera Monthly, Receive
Variable (0.430)% (1M JPY LIBOR +
(0.42)%) Monthly, 1/17/24 33,375 (9) — (9)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Nidec Monthly, Receive
Variable (0.430)% (1M JPY LIBOR +
(0.42)%) Monthly, 1/17/24 52,548 1 — 1
Morgan Stanley, Pay Underlying
Reference: Shimano Monthly, Receive
Variable (0.430)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 43,791 (7) — (7)
Morgan Stanley, Pay Underlying
Reference: Sumitomo Chemical Monthly,
Receive Variable (0.430)% (JPY TONA +
(0.42)%) Monthly, 1/17/24 32,931 (10) — (10)
Morgan Stanley, Receive Underlying
Reference: Astellas Pharma Monthly, Pay
Variable 0.516% (1M JPY LIBOR + 0.53%)
Monthly, 1/17/24 56,905 (14) — (14)
Morgan Stanley, Receive Underlying
Reference: Nippon Sanso Holdings
Monthly, Pay Variable 0.516% (JPY TONA
+ 0.53%) Monthly, 1/17/24 52,250 20 — 20
Morgan Stanley, Receive Underlying
Reference: NSK Monthly, Pay Variable
0.516% (1M JPY LIBOR + 0.53%) Monthly,
1/17/24 38,372 7 — 7
Morgan Stanley, Receive Underlying
Reference: Pan Pacific International
Holdings Monthly, Pay Variable 0.516%
(JPY TONA + 0.53%) Monthly, 1/17/24 46,250 1 — 1
Morgan Stanley, Receive Underlying
Reference: Stanley Electric Monthly, Pay
Variable 0.516% (1M JPY LIBOR + 0.53%)
Monthly, 1/17/24 77,785 2 — 2
Morgan Stanley, Receive Underlying
Reference: Sumitomo Electric Industries
Monthly, Pay Variable 0.516% (1M JPY
LIBOR + 0.53%) Monthly, 1/17/24 34,075 4 — 4
Morgan Stanley, Receive Underlying
Reference: Suntory Beverage & Food
Monthly, Pay Variable 0.516% (1M JPY
LIBOR + 0.53%) Monthly, 1/17/24 47,656 7 — 7
UBS Investment Bank, Pay Underlying
Reference: Chugai Pharmaceutical
Monthly, Receive Variable (0.410)% (JPY
TONA + (0.40)%) Monthly, 1/17/24 41,324 (10) — (10)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Pay Underlying
Reference: FANUC Monthly, Receive
Variable (0.410)% (JPY TONA + (0.40)%)
Monthly, 1/17/24 67,906 (22) — (22)
UBS Investment Bank, Pay Underlying
Reference: Nitori Holdings Monthly,
Receive Variable (0.410)% (JPY TONA +
(0.40)%) Monthly, 1/17/24 28,781 (6) — (6)
UBS Investment Bank, Pay Underlying
Reference: SMC Monthly, Receive Variable
(0.410)% (JPY TONA + (0.40)%) Monthly,
1/17/24 80,912 (31) — (31)
UBS Investment Bank, Pay Underlying
Reference: Sony Group Monthly, Receive
Variable (0.410)% (JPY TONA + (0.40)%)
Monthly, 1/17/24 67,985 (25) — (25)
UBS Investment Bank, Pay Underlying
Reference: Tokyo Electron Monthly,
Receive Variable (0.410)% (JPY TONA +
(0.40)%) Monthly, 1/17/24 65,325 (28) — (28)
UBS Investment Bank, Receive Underlying
Reference: Daiichi Sankyo Monthly, Pay
Variable 0.337% (JPY TONA + 0.35%)
Monthly, 1/17/24 118,095 20 — 20
UBS Investment Bank, Receive Underlying
Reference: Daikin Industries Monthly, Pay
Variable 0.337% (JPY TONA + 0.35%)
Monthly, 1/17/24 35,264 14 — 14
UBS Investment Bank, Receive Underlying
Reference: Hamamatsu Photonics
Monthly, Pay Variable 0.337% (JPY TONA
+ 0.35%) Monthly, 1/17/24 157,360 86 — 86
UBS Investment Bank, Receive Underlying
Reference: Hoshizaki Monthly, Pay
Variable 0.337% (JPY TONA + 0.35%)
Monthly, 1/17/24 134,294 (12) — (12)
UBS Investment Bank, Receive Underlying
Reference: M3 Monthly, Pay Variable
0.337% (JPY TONA + 0.35%) Monthly,
1/17/24 56,250 49 — 49
UBS Investment Bank, Receive Underlying
Reference: Mitsui Fudosan Monthly, Pay
Variable 0.337% (JPY TONA + 0.35%)
Monthly, 1/17/24 12,246 4 — 4

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Receive Underlying
Reference: Nintendo Monthly, Pay Variable
0.337% (JPY TONA + 0.35%) Monthly,
1/17/24 34,776 8 — 8
UBS Investment Bank, Receive Underlying
Reference: Nippon Steel Monthly, Pay
Variable 0.337% (JPY TONA + 0.35%)
Monthly, 1/17/24 37,828 6 — 6
UBS Investment Bank, Receive Underlying
Reference: Panasonic Monthly, Pay
Variable 0.337% (JPY TONA + 0.35%)
Monthly, 1/17/24 48,150 (10) — (10)
UBS Investment Bank, Receive Underlying
Reference: Suzuki Motor Monthly, Pay
Variable 0.337% (JPY TONA + 0.35%)
Monthly, 1/17/24 147,976 21 — 21
UBS Investment Bank, Receive Underlying
Reference: Taiheiyo Cement Monthly, Pay
Variable 0.337% (JPY TONA + 0.35%)
Monthly, 1/17/24 101,776 12 — 12
Total Japan — 105
Jersey (0.0)%
Citibank, Pay Underlying Reference:
Glencore Monthly, Receive Variable
0.880% (GBP SONIA + (0.31)%) Monthly,
1/17/24 273 (22) — (22)
Goldman Sachs, Pay Underlying
Reference: Aptiv Monthly, Receive Variable
1.220% (SOFR + (0.30)%) Monthly,
1/18/24 444 (65) — (65)
Goldman Sachs, Receive Underlying
Reference: Experian Monthly, Pay Variable
1.571% (GBP SONIA + 0.38%) Monthly,
1/17/24 763 27 — 27
Total Jersey — (60)
Luxembourg 0.0%
Morgan Stanley, Receive Underlying
Reference: Tenaris Monthly, Pay Variable
(0.142)% (EUR ESTR + 0.35%) Monthly,
1/17/24 834 102 — 102
Morgan Stanley, Receive Underlying
Reference: Tenaris Monthly, Pay Variable
0.099% (EUR ESTR + 0.35%) Monthly,
1/17/24 454 49 — 49

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Pay Underlying
Reference: Shurgard Self Storage Monthly,
Receive Variable (0.490)% (EUR ESTR +
(0.40)%) Monthly, 1/17/24 277 (21) — (21)
Total Luxembourg — 130
Mexico (0.0)%
Morgan Stanley, Pay Underlying
Reference: Alpek Monthly, Receive
Variable 7.520% (MXIBTIIE + (0.50)%)
Monthly, 1/17/24 4,184 2 — 2
Morgan Stanley, Receive Underlying
Reference: Alfa, Class A Monthly, Pay
Variable 8.570% (MXIBTIIE + 0.55%)
Monthly, 1/17/24 6,516 (19) — (19)
Total Mexico — (17)
Netherlands 0.1%
Bank of America, Receive Underlying
Reference: Airbus Monthly, Pay Variable
(0.142)% (EUR ESTR + 0.35%) Monthly,
1/17/24 357 4 — 4
Bank of America, Receive Underlying
Reference: Airbus Monthly, Pay Variable
0.260% (EUR ESTR + 0.35%) Monthly,
1/17/24 109 3 — 3
Citibank, Receive Underlying Reference:
ING Groep Monthly, Pay Variable (0.127)%
(EUR ESTR + 0.40%) Monthly, 1/17/24 805 6 — 6
Goldman Sachs, Receive Underlying
Reference: ASML Holding Monthly, Pay
Variable (0.092)% (EUR ESTR + 0.40%)
Monthly, 1/17/24 235 47 — 47
Goldman Sachs, Receive Underlying
Reference: ASML Holding Monthly, Pay
Variable 0.149% (EUR ESTR + 0.40%)
Monthly, 1/17/24 565 36 — 36
Morgan Stanley, Pay Underlying
Reference: LyondellBasell Industries,
Class A Monthly, Receive Variable 1.220%
(1M USD LIBOR + (0.30)%) Monthly,
1/18/24 558 (29) — (29)
Morgan Stanley, Pay Underlying
Reference: NXP Semiconductors Monthly,
Receive Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 788 (95) — (95)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Ferrari Monthly, Pay Variable
1.989% (SOFR + 0.40%) Monthly, 1/18/24 448 41 — 41
Morgan Stanley, Receive Underlying
Reference: Universal Music Group
Monthly, Pay Variable (0.142)% (1M
EURIBOR + 0.35%) Monthly, 1/17/24 265 18 — 18
UBS Investment Bank, Pay Underlying
Reference: Koninklijke Ahold Delhaize
Monthly, Receive Variable (0.490)% (EUR
ESTR + (0.40)%) Monthly, 1/17/24 513 (10) — (10)
Total Netherlands — 21
New Zealand 0.0%
UBS Investment Bank, Pay Underlying
Reference: Fisher & Paykel Healthcare
Monthly, Receive Variable 2.080% (1M
NDBB + (0.45)%) Monthly, 1/17/24 719 5 — 5
Total New Zealand — 5
Norway 0.0%
Citibank, Pay Underlying Reference: Aker
BP Monthly, Receive Variable 0.780% (1M
NOK NIBOR + (0.50)%) Monthly, 1/17/24 2,975 (2) — (2)
Citibank, Pay Underlying Reference: Yara
International Monthly, Receive Variable
0.930% (1M NOK NIBOR + (0.35)%)
Monthly, 1/17/24 3,740 (1) — (1)
Goldman Sachs, Receive Underlying
Reference: DNB Bank Monthly, Pay
Variable 1.760% (1M NOK NIBOR +
0.35%) Monthly, 1/17/24 2,590 15 — 15
Goldman Sachs, Receive Underlying
Reference: TOMRA Systems Monthly,
Pay Variable 1.760% (1M NOK NIBOR +
0.35%) Monthly, 1/17/24 6,156 106 — 106
Total Norway — 118
Portugal 0.0%
Goldman Sachs, Receive Underlying
Reference: Galp Energia Monthly, Pay
Variable (0.092)% (EUR ESTR + 0.40%)
Monthly, 1/17/24 466 28 — 28
Total Portugal — 28

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
South Africa (0.0)%
Citibank, Pay Underlying Reference:
Nedbank Group Monthly, Receive Variable
4.183% (1M ZAR JIBOR + (0.75)%)
Monthly, 1/17/24 7,591 (21) — (21)
Citibank, Pay Underlying Reference:
Standard Bank Group Monthly, Receive
Variable 4.183% (1M ZAR JIBOR +
(0.75)%) Monthly, 1/17/24 7,558 (17) — (17)
Morgan Stanley, Receive Underlying
Reference: Gold Fields Monthly, Pay
Variable 1.989% (SOFR + 0.40%) Monthly,
1/18/24 171 8 — 8
Total South Africa — (30)
Spain (0.0)%
Citibank, Pay Underlying Reference: Red
Electrica Corp Monthly, Receive Variable
(0.440)% (EUR ESTR + (0.35)%) Monthly,
1/17/24 290 (18) — (18)
Goldman Sachs, Receive Underlying
Reference: Amadeus IT Group Monthly,
Pay Variable (0.181)% (EUR ESTR +
0.40%) Monthly, 1/17/24 77 (1) — (1)
Goldman Sachs, Receive Underlying
Reference: Amadeus IT Group Monthly,
Pay Variable (0.092)% (EUR ESTR +
0.40%) Monthly, 1/17/24 263 10 — 10
Goldman Sachs, Receive Underlying
Reference: Amadeus IT Group Monthly,
Pay Variable 0.310% (EUR ESTR + 0.40%)
Monthly, 1/17/24 112 — — —
Morgan Stanley, Pay Underlying
Reference: Banco Bilbao Vizcaya
Argentaria Monthly, Receive Variable
(0.440)% (1M EURIBOR + (0.35)%)
Monthly, 1/17/24 249 (20) — (20)
Morgan Stanley, Pay Underlying
Reference: Banco Bilbao Vizcaya
Argentaria Monthly, Receive Variable
(0.440)% (EUR ESTR + (0.35)%) Monthly,
1/17/24 155 (9) — (9)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: EDP Renovaveis Monthly,
Receive Variable (0.440)% (EUR ESTR +
(0.35)%) Monthly, 1/17/24 319 (17) — (17)
Total Spain — (55)
Sweden 0.1%
Citibank, Pay Underlying Reference: Tele2,
Class B Monthly, Receive Variable 0.299%
(1M SEK STIBOR + (0.35)%) Monthly,
1/17/24 12,099 54 — 54
Citibank, Receive Underlying Reference:
Assa Abloy, Class B Monthly, Pay Variable
0.999% (1M SEK STIBOR + 0.35%)
Monthly, 1/17/24 3,819 13 — 13
Goldman Sachs, Receive Underlying
Reference: Atlas Copco, Class B Monthly,
Pay Variable 1.021% (1M SEK STIBOR +
0.35%) Monthly, 1/17/24 6,693 107 — 107
Goldman Sachs, Receive Underlying
Reference: Svenska Cellulosa, Class B
Monthly, Pay Variable 1.140% (1M SEK
STIBOR + 0.35%) Monthly, 1/17/24 4,548 8 — 8
JPMorgan Chase, Receive Underlying
Reference: Telefonaktiebolaget LM
Ericsson, Class B Monthly, Pay Variable
1.138% (1M SEK STIBOR + 0.40%)
Monthly, 1/17/24 2,972 13 — 13
Morgan Stanley, Pay Underlying
Reference: Investor, Class A Monthly,
Receive Variable 0.321% (1M SEK STIBOR
+ (0.35)%) Monthly, 1/17/24 4,849 (39) — (39)
Morgan Stanley, Receive Underlying
Reference: Alfa Laval Monthly, Pay
Variable 1.021% (1M SEK STIBOR +
0.35%) Monthly, 1/17/24 1,956 31 — 31
Morgan Stanley, Receive Underlying
Reference: Alfa Laval Monthly, Pay
Variable 1.140% (1M SEK STIBOR +
0.35%) Monthly, 1/17/24 1,605 3 — 3
UBS Investment Bank, Pay Underlying
Reference: Husqvarna, Class B Monthly,
Receive Variable 0.249% (1M SEK STIBOR
+ (0.40)%) Monthly, 1/17/24 11,417 16 — 16

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Pay Underlying
Reference: Husqvarna, Class B Monthly,
Receive Variable 0.270% (1M SEK STIBOR
+ (0.40)%) Monthly, 1/17/24 1,230 — — —
UBS Investment Bank, Pay Underlying
Reference: SKF, Class B Monthly, Receive
Variable 0.249% (1M SEK STIBOR +
(0.40)%) Monthly, 1/17/24 3,358 (9) — (9)
UBS Investment Bank, Receive Underlying
Reference: Essity, Class B Monthly, Pay
Variable 0.999% (1M SEK STIBOR +
0.35%) Monthly, 1/17/24 10,127 (60) — (60)
Total Sweden — 137
Switzerland 0.1%
Bank of America, Pay Underlying
Reference: Givaudan Monthly, Receive
Variable (0.540)% (1M CHF LIBOR +
(0.35)%) Monthly, 1/17/24 276 (6) — (6)
Bank of America, Pay Underlying
Reference: Roche Holding Monthly,
Receive Variable (0.540)% (1M CHF
LIBOR + (0.35)%) Monthly, 1/17/24 1,197 57 — 57
Bank of America, Receive Underlying
Reference: ABB Monthly, Pay Variable
0.143% (1M CHF LIBOR + 0.35%) Monthly,
1/17/24 226 22 — 22
Bank of America, Receive Underlying
Reference: Julius Baer Group Monthly, Pay
Variable 0.143% (1M CHF LIBOR + 0.35%)
Monthly, 1/17/24 282 41 — 41
Citibank, Pay Underlying Reference:
Kuehne + Nagel International Monthly,
Receive Variable (0.610)% (1M CHF
LIBOR + (0.42)%) Monthly, 1/17/24 288 (23) — (23)
Citibank, Pay Underlying Reference:
Nestle Monthly, Receive Variable (0.610)%
(1M CHF LIBOR + (0.42)%) Monthly,
1/17/24 1,875 (32) — (32)
Citibank, Pay Underlying Reference: SGS
Monthly, Receive Variable (0.540)% (1M
CHF LIBOR + (0.35)%) Monthly, 1/17/24 221 (9) — (9)
Citibank, Pay Underlying Reference:
Straumann Holding Monthly, Receive
Variable (0.610)% (1M CHF LIBOR +
(0.42)%) Monthly, 1/17/24 156 (10) — (10)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference:
Straumann Holding Monthly, Receive
Variable (0.540)% (1M CHF LIBOR +
(0.35)%) Monthly, 1/17/24 208 (14) — (14)
Citibank, Pay Underlying Reference: UBS
Group Monthly, Receive Variable (0.610)%
(1M CHF LIBOR + (0.42)%) Monthly,
1/17/24 267 3 — 3
Citibank, Receive Underlying Reference:
Partners Group Holding Monthly, Pay
Variable 0.072% (1M CHF LIBOR + 0.28%)
Monthly, 1/17/24 240 37 — 37
Citibank, Receive Underlying Reference:
Partners Group Holding Monthly, Pay
Variable 0.073% (1M CHF LIBOR + 0.28%)
Monthly, 1/17/24 194 38 — 38
Goldman Sachs, Receive Underlying
Reference: Alcon Monthly, Pay Variable
0.083% (1M CHF LIBOR + 0.29%) Monthly,
1/17/24 1,615 113 — 113
Morgan Stanley, Pay Underlying
Reference: CRISPR Therapeutics Monthly,
Receive Variable 0.790% (SOFR + (0.73)%)
Monthly, 1/18/24 144 15 — 15
Morgan Stanley, Pay Underlying
Reference: Kuehne + Nagel International
Monthly, Receive Variable (0.600)% (1M
CHF LIBOR + (0.41)%) Monthly, 1/17/24 221 (22) — (22)
Morgan Stanley, Pay Underlying
Reference: Sonova Holding Monthly,
Receive Variable (0.600)% (1M CHF
LIBOR + (0.41)%) Monthly, 1/17/24 281 (9) — (9)
UBS Investment Bank, Pay Underlying
Reference: Schindler Holding Monthly,
Receive Variable (0.590)% (1M CHF
LIBOR + (0.40)%) Monthly, 1/17/24 212 1 — 1
Total Switzerland — 202
Taiwan (0.0)%
Morgan Stanley, Pay Underlying
Reference: United Microelectronics
Monthly, Receive Variable (13.110)%
(SOFR + (14.63)%) Monthly, 1/18/24 328 (5) — (5)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Pay Underlying
Reference: Asustek Computer Monthly,
Receive Variable 1.020% (SOFR + (0.50)%)
Monthly, 1/18/24 327 (18) — (18)
Total Taiwan — (23)
United Kingdom (0.1)%
Bank of America, Pay Underlying
Reference: British American Tobacco
Monthly, Receive Variable 0.840% (GBP
SONIA + (0.35)%) Monthly, 1/17/24 446 40 — 40
Bank of America, Receive Underlying
Reference: AstraZeneca Monthly, Pay
Variable 1.541% (1M GBP LIBOR + 0.35%)
Monthly, 1/17/24 425 (13) — (13)
Bank of America, Receive Underlying
Reference: AstraZeneca Monthly, Pay
Variable 1.541% (GBP SONIA + 0.35%)
Monthly, 1/17/24 176 (5) — (5)
Bank of America, Receive Underlying
Reference: Smiths Group Monthly, Pay
Variable 1.541% (1M GBP LIBOR + 0.35%)
Monthly, 1/17/24 231 16 — 16
Citibank, Pay Underlying Reference:
Barclays Monthly, Receive Variable
0.864% (GBP SONIA + (0.326)%) Monthly,
1/17/24 502 (21) — (21)
Citibank, Pay Underlying Reference: BP
Monthly, Receive Variable 0.880% (GBP
SONIA + (0.31)%) Monthly, 1/17/24 277 (12) — (12)
Citibank, Pay Underlying Reference:
Diageo Monthly, Receive Variable 0.880%
(GBP SONIA + (0.31)%) Monthly, 1/17/24 221 (26) — (26)
Citibank, Pay Underlying Reference:
Legal & General Group Monthly, Receive
Variable 0.880% (GBP SONIA + (0.31)%)
Monthly, 1/17/24 991 (82) — (82)
Citibank, Pay Underlying Reference: Next
Monthly, Receive Variable 0.880% (GBP
SONIA + (0.31)%) Monthly, 1/17/24 802 (104) — (104)
Citibank, Receive Underlying Reference:
Endava Monthly, Pay Variable 1.989%
(SOFR + 0.42%) Monthly, 1/18/24 496 56 — 56

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
London Stock Exchange Group Monthly,
Pay Variable 1.581% (GBP SONIA +
0.39%) Monthly, 1/17/24 244 15 — 15
Goldman Sachs, Pay Underlying
Reference: Hargreaves Lansdown Monthly,
Receive Variable 0.840% (1M GBP LIBOR
+ (0.35)%) Monthly, 1/17/24 270 (12) — (12)
Goldman Sachs, Receive Underlying
Reference: Anglo American Monthly, Pay
Variable 1.571% (GBP SONIA + 0.38%)
Monthly, 1/17/24 231 44 — 44
Goldman Sachs, Receive Underlying
Reference: HSBC Holdings Monthly, Pay
Variable 1.571% (GBP SONIA + 0.38%)
Monthly, 1/17/24 860 (1) — (1)
Goldman Sachs, Receive Underlying
Reference: Imperial Brands Monthly, Pay
Variable 1.571% (GBP SONIA + 0.38%)
Monthly, 1/17/24 2,180 (84) — (84)
Morgan Stanley, Pay Underlying
Reference: Bunzl Monthly, Receive
Variable 0.880% (1M GBP LIBOR +
(0.31)%) Monthly, 1/17/24 442 (28) — (28)
Morgan Stanley, Pay Underlying
Reference: Burberry Group Monthly,
Receive Variable 0.880% (GBP SONIA +
(0.31)%) Monthly, 1/17/24 228 (43) — (43)
Morgan Stanley, Pay Underlying
Reference: JD Sports Fashion Monthly,
Receive Variable 0.880% (GBP SONIA +
(0.31)%) Monthly, 1/17/24 363 (3) — (3)
Morgan Stanley, Pay Underlying
Reference: Safestore Holdings Monthly,
Receive Variable 0.880% (GBP SONIA +
(0.31)%) Monthly, 1/17/24 32 (2) — (2)
Morgan Stanley, Pay Underlying
Reference: Segro Monthly, Receive
Variable 0.880% (GBP SONIA + (0.31)%)
Monthly, 1/17/24 376 (30) — (30)
Morgan Stanley, Pay Underlying
Reference: Tritax Big Box REIT Monthly,
Receive Variable 0.880% (GBP SONIA +
(0.31)%) Monthly, 1/17/24 201 (15) — (15)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Direct Line Insurance Group
Monthly, Pay Variable 1.581% (GBP SONIA
+ 0.39%) Monthly, 1/17/24 682 (40) — (40)
Morgan Stanley, Receive Underlying
Reference: InterContinental Hotels Group
Monthly, Pay Variable 1.581% (1M GBP
LIBOR + 0.39%) Monthly, 1/17/24 1,028 46 — 46
Morgan Stanley, Receive Underlying
Reference: SSP Group Monthly, Pay
Variable 1.581% (GBP SONIA + 0.39%)
Monthly, 1/17/24 315 24 — 24
UBS Investment Bank, Pay Underlying
Reference: Safestore Holdings Monthly,
Receive Variable 0.790% (GBP SONIA +
(0.40)%) Monthly, 1/17/24 221 (20) — (20)
UBS Investment Bank, Receive Underlying
Reference: London Stock Exchange
Group Monthly, Pay Variable 1.541% (GBP
SONIA + 0.35%) Monthly, 1/17/24 184 11 — 11
UBS Investment Bank, Receive Underlying
Reference: Meggitt Monthly, Pay Variable
1.541% (GBP SONIA + 0.35%) Monthly,
1/17/24 1,288 2 — 2
UBS Investment Bank, Receive Underlying
Reference: Prudential Monthly, Pay
Variable 1.541% (GBP SONIA + 0.35%)
Monthly, 1/17/24 225 2 — 2
UBS Investment Bank, Receive Underlying
Reference: Prudential Monthly, Pay
Variable 1.541% (GBP SONIA + 0.35%)
Monthly, 1/17/24 250 (3) — (3)
Total United Kingdom — (288)
United States (0.1)%
Bank of America, Pay Underlying
Reference: Aflac Monthly, Receive Variable
1.220% (SOFR + (0.30)%) Monthly,
1/18/24 407 (21) — (21)
Bank of America, Pay Underlying
Reference: Brighthouse Financial Monthly,
Receive Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 415 (32) — (32)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Bank of America, Pay Underlying
Reference: Chevron Monthly, Receive
Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 784 (148) — (148)
Bank of America, Pay Underlying
Reference: Globe Life Monthly, Receive
Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 377 (7) — (7)
Bank of America, Pay Underlying
Reference: Globe Life Monthly, Receive
Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 38 — — —
Bank of America, Pay Underlying
Reference: MetLife Monthly, Receive
Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 185 (11) — (11)
Bank of America, Pay Underlying
Reference: Prudential Financial Monthly,
Receive Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 404 (31) — (31)
Bank of America, Pay Underlying
Reference: Republic Services Monthly,
Receive Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 289 (21) — (21)
Bank of America, Pay Underlying
Reference: UDR Monthly, Receive Variable
1.220% (1M USD LIBOR + (0.30)%)
Monthly, 1/18/24 260 (24) — (24)
Bank of America, Pay Underlying
Reference: Victoria's Secret Monthly,
Receive Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 226 (65) — (65)
Bank of America, Receive Underlying
Reference: American Campus
Communities Monthly, Pay Variable
2.339% (SOFR + 0.75%) Monthly, 1/18/24 2,579 6 — 6
Bank of America, Receive Underlying
Reference: Centene Monthly, Pay Variable
1.889% (SOFR + 0.30%) Monthly, 1/18/24 307 11 — 11
Bank of America, Receive Underlying
Reference: Cummins Monthly, Pay
Variable 1.889% (SOFR + 0.30%) Monthly,
1/18/24 40 5 — 5

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Bank of America, Receive Underlying
Reference: Elevance Health Monthly, Pay
Variable 1.889% (SOFR + 0.30%) Monthly,
1/18/24 295 (7) — (7)
Bank of America, Receive Underlying
Reference: Humana Monthly, Pay Variable
1.889% (SOFR + 0.30%) Monthly, 1/18/24 309 (4) — (4)
Bank of America, Receive Underlying
Reference: Las Vegas Sands Monthly, Pay
Variable 1.889% (SOFR + 0.30%) Monthly,
1/18/24 498 45 — 45
Bank of America, Receive Underlying
Reference: Molina Healthcare Monthly,
Pay Variable 1.889% (SOFR + 0.30%)
Monthly, 1/18/24 315 30 — 30
Bank of America, Receive Underlying
Reference: Molina Healthcare Monthly,
Pay Variable 1.998% (SOFR + 0.30%)
Monthly, 1/18/24 173 16 — 16
Bank of America, Receive Underlying
Reference: Saia Monthly, Pay Variable
1.889% (SOFR + 0.30%) Monthly, 1/18/24 251 54 — 54
Bank of America, Receive Underlying
Reference: Southwest Airlines Monthly,
Pay Variable 1.889% (SOFR + 0.30%)
Monthly, 1/18/24 321 (12) — (12)
Bank of America, Receive Underlying
Reference: UnitedHealth Group Monthly,
Pay Variable 1.889% (SOFR + 0.30%)
Monthly, 1/18/24 300 7 — 7
Bank of America, Receive Underlying
Reference: UnitedHealth Group Monthly,
Pay Variable 1.998% (SOFR + 0.30%)
Monthly, 1/18/24 149 6 — 6
Bank of America, Receive Underlying
Reference: Zendesk Monthly, Pay Variable
1.889% (SOFR + 0.30%) Monthly, 1/18/24 1,137 16 — 16
Citibank, Pay Underlying Reference:
Charter Communications, Class A
Monthly, Receive Variable 1.340% (SOFR
+ (0.18)%) Monthly, 1/18/24 1,054 72 — 72
Citibank, Pay Underlying Reference:
Eastman Chemical Monthly, Receive
Variable 1.220% (1M USD LIBOR +
(0.30)%) Monthly, 1/18/24 463 (29) — (29)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
Becton Dickinson & Company Monthly,
Pay Variable 1.989% (SOFR + 0.42%)
Monthly, 1/18/24 523 (4) — (4)
Citibank, Receive Underlying Reference:
NextEra Energy Monthly, Pay Variable
1.989% (1M USD LIBOR + 0.42%)
Monthly, 1/18/24 176 9 — 9
Citibank, Receive Underlying Reference:
PG&E Monthly, Pay Variable 1.989%
(SOFR + 0.42%) Monthly, 1/18/24 800 45 — 45
Citibank, Receive Underlying Reference:
Stanley Black & Decker Monthly, Pay
Variable 1.989% (SOFR + 0.42%) Monthly,
1/18/24 423 (50) — (50)
Citibank, Receive Underlying Reference:
Ulta Beauty Monthly, Pay Variable 1.989%
(1M USD LIBOR + 0.42%) Monthly,
1/18/24 357 7 — 7
Goldman Sachs, Pay Underlying
Reference: Comcast, Class A Monthly,
Receive Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 1,098 92 — 92
Goldman Sachs, Pay Underlying
Reference: Equifax Monthly, Receive
Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 464 (39) — (39)
Goldman Sachs, Pay Underlying
Reference: Exxon Mobil Monthly, Receive
Variable 1.220% (1M USD LIBOR +
(0.30)%) Monthly, 1/18/24 92 (13) — (13)
Goldman Sachs, Pay Underlying
Reference: Freeport-McMoRan Monthly,
Receive Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 300 (61) — (61)
Goldman Sachs, Pay Underlying
Reference: iShares iBoxx High Yield
Corporate Bond ETF at Maturity, Receive
Variable 0.010% (SOFR + 0%) at Maturity,
9/20/22 2,030 (70) 2 (72)
Goldman Sachs, Pay Underlying
Reference: iShares MSCI Turkey ETF
Monthly, Receive Variable (23.019)%
(SOFR + -24.539%) Monthly, 1/18/24 129 (8) — (8)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: Morgan Stanley Monthly,
Receive Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 588 (53) — (53)
Goldman Sachs, Pay Underlying
Reference: NortonLifeLock Monthly,
Receive Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 475 (20) — (20)
Goldman Sachs, Pay Underlying
Reference: PNC Financial Services Group
Monthly, Receive Variable 1.220% (SOFR
+ (0.30)%) Monthly, 1/18/24 1,043 (95) — (95)
Goldman Sachs, Pay Underlying
Reference: Progressive Monthly, Receive
Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 279 3 — 3
Goldman Sachs, Pay Underlying
Reference: SPDR S&P Oil & Gas
Exploration & Production ETF Monthly,
Receive Variable 0.670% (SOFR + (0.85)%)
Monthly, 1/18/24 399 (67) — (67)
Goldman Sachs, Pay Underlying
Reference: VanEck Oil Services ETF
Monthly, Receive Variable (0.360)% (SOFR
+ (1.88)%) Monthly, 1/18/24 414 (69) — (69)
Goldman Sachs, Pay Underlying
Reference: VICI Properties Monthly,
Receive Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 348 (18) — (18)
Goldman Sachs, Pay Underlying
Reference: Weyerhaeuser Monthly,
Receive Variable 1.220% (1M USD LIBOR
+ (0.30)%) Monthly, 1/18/24 507 (22) — (22)
Goldman Sachs, Receive Underlying
Reference: Carney Technology
Acquisition, Class A Monthly, Pay Variable
1.999% (1M USD LIBOR + 0.41%)
Monthly, 1/18/24 164 — — —
Goldman Sachs, Receive Underlying
Reference: Healthpeak Properties
Monthly, Pay Variable 1.999% (SOFR +
0.41%) Monthly, 1/18/24 308 16 — 16
Goldman Sachs, Receive Underlying
Reference: International Paper Monthly,
Pay Variable 2.099% (1M USD LIBOR +
0.51%) Monthly, 1/18/24 232 4 — 4

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Microsoft Monthly, Pay
Variable 1.999% (1M USD LIBOR + 0.41%)
Monthly, 1/18/24 776 72 — 72
Goldman Sachs, Receive Underlying
Reference: Monster Beverage Monthly,
Pay Variable 1.999% (1M USD LIBOR +
0.41%) Monthly, 1/18/24 374 9 — 9
Goldman Sachs, Receive Underlying
Reference: Monster Beverage Monthly,
Pay Variable 1.999% (SOFR + 0.41%)
Monthly, 1/18/24 227 6 — 6
Goldman Sachs, Receive Underlying
Reference: Rockwell Automation Monthly,
Pay Variable 1.999% (SOFR + 0.41%)
Monthly, 1/18/24 311 73 — 73
Goldman Sachs, Receive Underlying
Reference: Sherwin-Williams Monthly, Pay
Variable 1.999% (SOFR + 0.41%) Monthly,
1/18/24 324 (5) — (5)
Goldman Sachs, Receive Underlying
Reference: Thermo Fisher Scientific
Monthly, Pay Variable 1.999% (SOFR +
0.41%) Monthly, 1/18/24 290 32 — 32
Goldman Sachs, Receive Underlying
Reference: Visa Monthly, Pay Variable
1.999% (SOFR + 0.41%) Monthly, 1/18/24 361 3 — 3
Goldman Sachs, Receive Underlying
Reference: Yum China Holdings Monthly,
Pay Variable 1.999% (SOFR + 0.41%)
Monthly, 1/18/24 327 19 — 19
JPMorgan Chase, Pay Underlying
Reference: Goodyear Tire & Rubber at
Maturity, Receive Variable 0.011% (SOFR
+ (0.80)%) Quarterly, 9/20/22 880 (8) — (8)
JPMorgan Chase, Pay Underlying
Reference: Halliburton at Maturity, Receive
Variable 1.013% (SOFR + (0.50)%) at
Maturity, 9/20/22 527 (33) (3) (30)
JPMorgan Chase, Pay Underlying
Reference: iShares iBoxx High Yield
Corporate Bond ETF at Maturity, Receive
Variable 0.010% (SOFR + 0%) at Maturity,
9/20/22 700 (22) 1 (23)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Pay Underlying
Reference: iShares iBoxx High Yield
Corporate Bond ETF at Maturity, Receive
Variable 1.450% (SOFR + 0%) at Maturity,
9/20/22 1,990 (60) 3 (63)
JPMorgan Chase, Pay Underlying
Reference: Lowe's Monthly, Receive
Variable 1.270% (1M USD LIBOR +
(0.25)%) Monthly, 1/18/24 340 (14) — (14)
JPMorgan Chase, Pay Underlying
Reference: Macy's Retail Holdings at
Maturity, Receive Variable 0.893% (SOFR
+ (0.62)%) at Maturity, 9/20/22 1,653 (31) (34) 3
JPMorgan Chase, Pay Underlying
Reference: Medline Borrower at Maturity,
Receive Variable 0.863% (SOFR + (0.65)%)
at Maturity, 9/20/22 585 (60) (8) (52)
JPMorgan Chase, Pay Underlying
Reference: Micron Technology Monthly,
Receive Variable 1.270% (SOFR + (0.25)%)
Monthly, 1/18/24 283 (1) — (1)
JPMorgan Chase, Pay Underlying
Reference: Union Pacific Monthly, Receive
Variable 1.270% (SOFR + (0.25)%)
Monthly, 1/18/24 535 (46) — (46)
JPMorgan Chase, Receive Underlying
Reference: Apollo Global Management
Monthly, Pay Variable 1.939% (SOFR +
0.35%) Monthly, 1/18/24 472 58 — 58
JPMorgan Chase, Receive Underlying
Reference: Honeywell International
Monthly, Pay Variable 1.939% (SOFR +
0.35%) Monthly, 1/18/24 1,073 121 — 121
JPMorgan Chase, Receive Underlying
Reference: Outfront Media Monthly, Pay
Variable 1.800% (SOFR + 0.35%) Monthly,
1/18/24 40 2 — 2
JPMorgan Chase, Receive Underlying
Reference: Outfront Media Monthly, Pay
Variable 1.939% (SOFR + 0.35%) Monthly,
1/18/24 426 40 — 40
JPMorgan Chase, Receive Underlying
Reference: Outfront Media Monthly, Pay
Variable 2.014% (SOFR + 0.35%) Monthly,
1/18/24 37 1 — 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Wells Fargo Monthly, Pay
Variable 1.939% (1M USD LIBOR + 0.35%)
Monthly, 1/18/24 82 5 — 5
JPMorgan Chase, Receive Underlying
Reference: Yum China Holdings Monthly,
Pay Variable 1.361% (1M HKD HIBOR +
0.50%) Monthly, 1/17/24 (HKD) 3,753 10 — 10
Morgan Stanley, Pay Underlying
Reference: 1Life Healthcare Monthly,
Receive Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 763 5 — 5
Morgan Stanley, Pay Underlying
Reference: Abbott Laboratories Monthly,
Receive Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 616 (2) — (2)
Morgan Stanley, Pay Underlying
Reference: ABIOMED Monthly, Receive
Variable 1.220% (1M USD LIBOR +
(0.30)%) Monthly, 1/18/24 254 (23) — (23)
Morgan Stanley, Pay Underlying
Reference: Academy Sports & Outdoors
Monthly, Receive Variable 1.220% (SOFR
+ (0.30)%) Monthly, 1/18/24 311 (25) — (25)
Morgan Stanley, Pay Underlying
Reference: AMETEK Monthly, Receive
Variable 1.220% (1M USD LIBOR +
(0.30)%) Monthly, 1/18/24 361 (38) — (38)
Morgan Stanley, Pay Underlying
Reference: AMN Healthcare Services
Monthly, Receive Variable 1.220% (SOFR
+ (0.30)%) Monthly, 1/18/24 282 12 — 12
Morgan Stanley, Pay Underlying
Reference: Analog Devices Monthly,
Receive Variable 1.220% (1M USD LIBOR
+ (0.30)%) Monthly, 1/18/24 1,109 (97) — (97)
Morgan Stanley, Pay Underlying
Reference: Applied Materials Monthly,
Receive Variable 1.220% (1M USD LIBOR
+ (0.30)%) Monthly, 1/18/24 406 (49) — (49)
Morgan Stanley, Pay Underlying
Reference: Applied Materials Monthly,
Receive Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 385 (47) — (47)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Autodesk Inc Monthly, Receive
Variable 1.220% (1M USD LIBOR +
(0.30)%) Monthly, 1/18/24 200 (45) — (45)
Morgan Stanley, Pay Underlying
Reference: Beam Therapeutics Monthly,
Receive Variable 0.790% (SOFR + (0.73)%)
Monthly, 1/18/24 111 (10) — (10)
Morgan Stanley, Pay Underlying
Reference: Blackstone Mortgage Trust,
Class A Monthly, Receive Variable 1.220%
(SOFR + (0.30)%) Monthly, 1/18/24 296 (25) — (25)
Morgan Stanley, Pay Underlying
Reference: Bristol-Myers Squibb Monthly,
Receive Variable 1.220% (1M USD LIBOR
+ (0.30)%) Monthly, 1/18/24 1,469 27 — 27
Morgan Stanley, Pay Underlying
Reference: Capital One Financial Monthly,
Receive Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 1,019 (15) — (15)
Morgan Stanley, Pay Underlying
Reference: Caterpillar Monthly, Receive
Variable 1.220% (1M USD LIBOR +
(0.30)%) Monthly, 1/18/24 815 (122) — (122)
Morgan Stanley, Pay Underlying
Reference: Celanese Monthly, Receive
Variable 1.220% (1M USD LIBOR +
(0.30)%) Monthly, 1/18/24 284 (24) — (24)
Morgan Stanley, Pay Underlying
Reference: Copart Monthly, Receive
Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 610 (63) — (63)
Morgan Stanley, Pay Underlying
Reference: Covenant Logistics Group
Monthly, Receive Variable 1.220% (SOFR
+ (0.30)%) Monthly, 1/18/24 290 (71) — (71)
Morgan Stanley, Pay Underlying
Reference: Crown Castle International
Monthly, Receive Variable 1.220% (SOFR
+ (0.30)%) Monthly, 1/18/24 914 (38) — (38)
Morgan Stanley, Pay Underlying
Reference: Devon Energy Monthly,
Receive Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 363 (70) — (70)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Discover Financial Services
Monthly, Receive Variable 1.220% (1M
USD LIBOR + (0.30)%) Monthly, 1/18/24 465 14 — 14
Morgan Stanley, Pay Underlying
Reference: Dow Monthly, Receive Variable
1.220% (1M USD LIBOR + (0.30)%)
Monthly, 1/18/24 659 (48) — (48)
Morgan Stanley, Pay Underlying
Reference: DuPont de Nemours Monthly,
Receive Variable 1.220% (1M USD LIBOR
+ (0.30)%) Monthly, 1/18/24 339 (43) — (43)
Morgan Stanley, Pay Underlying
Reference: Edwards Lifesciences Monthly,
Receive Variable 1.220% (1M USD LIBOR
+ (0.30)%) Monthly, 1/18/24 335 (3) — (3)
Morgan Stanley, Pay Underlying
Reference: Etsy Monthly, Receive Variable
1.220% (SOFR + (0.30)%) Monthly,
1/18/24 696 (139) — (139)
Morgan Stanley, Pay Underlying
Reference: Exxon Mobil Monthly, Receive
Variable 1.220% (1M USD LIBOR +
(0.30)%) Monthly, 1/18/24 1,240 (181) — (181)
Morgan Stanley, Pay Underlying
Reference: Exxon Mobil Monthly, Receive
Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 336 (49) — (49)
Morgan Stanley, Pay Underlying
Reference: Fate Therapeutics Monthly,
Receive Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 84 3 — 3
Morgan Stanley, Pay Underlying
Reference: First Republic Bank Monthly,
Receive Variable 1.220% (1M USD LIBOR
+ (0.30)%) Monthly, 1/18/24 295 (13) — (13)
Morgan Stanley, Pay Underlying
Reference: Foot Locker Monthly, Receive
Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 251 (27) — (27)
Morgan Stanley, Pay Underlying
Reference: Ford Motor Monthly, Receive
Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 923 (218) — (218)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Fortinet Monthly, Receive
Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 330 (3) — (3)
Morgan Stanley, Pay Underlying
Reference: Fortinet Monthly, Receive
Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 497 9 — 9
Morgan Stanley, Pay Underlying
Reference: Fortune Brands Home &
Security Monthly, Receive Variable 1.220%
(1M USD LIBOR + (0.30)%) Monthly,
1/18/24 203 (22) — (22)
Morgan Stanley, Pay Underlying
Reference: Gartner Monthly, Receive
Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 2,359 (242) — (242)
Morgan Stanley, Pay Underlying
Reference: General Motors Monthly,
Receive Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 1,470 (123) — (123)
Morgan Stanley, Pay Underlying
Reference: HCA Healthcare Monthly,
Receive Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 715 (170) — (170)
Morgan Stanley, Pay Underlying
Reference: Henry Schein Monthly, Receive
Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 502 (15) — (15)
Morgan Stanley, Pay Underlying
Reference: HP Monthly, Receive Variable
1.220% (SOFR + (0.30)%) Monthly,
1/18/24 186 (10) — (10)
Morgan Stanley, Pay Underlying
Reference: IDEXX Laboratories Monthly,
Receive Variable 1.220% (1M USD LIBOR
+ (0.30)%) Monthly, 1/18/24 334 (26) — (26)
Morgan Stanley, Pay Underlying
Reference: Incyte Monthly, Receive
Variable 1.220% (1M USD LIBOR +
(0.30)%) Monthly, 1/18/24 441 13 — 13
Morgan Stanley, Pay Underlying
Reference: iShares iBoxx High Yield
Corporate Bond ETF at Maturity, Receive
Variable 0.010% (SOFR + 0%) at Maturity,
9/20/22 235 (10) — (10)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: iShares Russell 2000 ETF
Monthly, Receive Variable 0.440% (SOFR
+ (1.08)%) Monthly, 1/18/24 346 (27) — (27)
Morgan Stanley, Pay Underlying
Reference: Jack Henry & Associates
Monthly, Receive Variable 1.220% (1M
USD LIBOR + (0.30)%) Monthly, 1/18/24 1,144 (106) — (106)
Morgan Stanley, Pay Underlying
Reference: Johnson & Johnson Monthly,
Receive Variable 1.220% (1M USD LIBOR
+ (0.30)%) Monthly, 1/18/24 1,041 23 — 23
Morgan Stanley, Pay Underlying
Reference: Kimco Realty Monthly, Receive
Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 327 (32) — (32)
Morgan Stanley, Pay Underlying
Reference: Kroger Monthly, Receive
Variable 1.220% (1M USD LIBOR +
(0.30)%) Monthly, 1/18/24 347 10 — 10
Morgan Stanley, Pay Underlying
Reference: Lockheed Martin Monthly,
Receive Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 1,346 (51) — (51)
Morgan Stanley, Pay Underlying
Reference: Lumen Technologies Monthly,
Receive Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 282 (3) — (3)
Morgan Stanley, Pay Underlying
Reference: Materials Select Sector SPDR
Fund Monthly, Receive Variable 0.190%
(SOFR + (1.33)%) Monthly, 1/18/24 310 (26) — (26)
Morgan Stanley, Pay Underlying
Reference: Mettler-Toledo International
Monthly, Receive Variable 1.220% (1M
USD LIBOR + (0.30)%) Monthly, 1/18/24 451 (74) — (74)
Morgan Stanley, Pay Underlying
Reference: Microchip Technology Monthly,
Receive Variable 1.220% (1M USD LIBOR
+ (0.30)%) Monthly, 1/18/24 668 (69) — (69)
Morgan Stanley, Pay Underlying
Reference: Micron Technology Monthly,
Receive Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 282 (3) — (3)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Mid-America Apartment
Monthly, Receive Variable 1.220% (1M
USD LIBOR + (0.30)%) Monthly, 1/18/24 281 (30) — (30)
Morgan Stanley, Pay Underlying
Reference: ON Semiconductor Monthly,
Receive Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 268 (51) — (51)
Morgan Stanley, Pay Underlying
Reference: Pfizer Monthly, Receive
Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 727 12 — 12
Morgan Stanley, Pay Underlying
Reference: Pool Monthly, Receive Variable
1.220% (1M USD LIBOR + (0.30)%)
Monthly, 1/18/24 288 13 — 13
Morgan Stanley, Pay Underlying
Reference: Prudential Financial Monthly,
Receive Variable 1.220% (1M USD LIBOR
+ (0.30)%) Monthly, 1/18/24 267 (22) — (22)
Morgan Stanley, Pay Underlying
Reference: PTC Monthly, Receive Variable
1.220% (1M USD LIBOR + (0.30)%)
Monthly, 1/18/24 340 (70) — (70)
Morgan Stanley, Pay Underlying
Reference: Quanta Services Monthly,
Receive Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 851 (71) — (71)
Morgan Stanley, Pay Underlying
Reference: Ryder System Monthly,
Receive Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 374 (29) — (29)
Morgan Stanley, Pay Underlying
Reference: S&P Global Monthly, Receive
Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 1,363 (106) — (106)
Morgan Stanley, Pay Underlying
Reference: Snap-on Monthly, Receive
Variable 1.220% (1M USD LIBOR +
(0.30)%) Monthly, 1/18/24 503 (66) — (66)
Morgan Stanley, Pay Underlying
Reference: Synchrony Financial Monthly,
Receive Variable 1.220% (1M USD LIBOR
+ (0.30)%) Monthly, 1/18/24 383 (28) — (28)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Tractor Supply Monthly,
Receive Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 484 36 — 36
Morgan Stanley, Pay Underlying
Reference: Trade Desk, Class A Monthly,
Receive Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 89 (4) — (4)
Morgan Stanley, Pay Underlying
Reference: Truist Financial Monthly,
Receive Variable 1.220% (1M USD LIBOR
+ (0.30)%) Monthly, 1/18/24 648 (41) — (41)
Morgan Stanley, Pay Underlying
Reference: Tyson Foods, Class A Monthly,
Receive Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 650 (48) — (48)
Morgan Stanley, Pay Underlying
Reference: VF Monthly, Receive Variable
1.220% (SOFR + (0.30)%) Monthly,
1/18/24 455 8 — 8
Morgan Stanley, Pay Underlying
Reference: Vir Biotechnology Monthly,
Receive Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 110 5 — 5
Morgan Stanley, Pay Underlying
Reference: Werner Enterprises Monthly,
Receive Variable 1.220% (SOFR + (0.30)%)
Monthly, 1/18/24 395 (42) — (42)
Morgan Stanley, Receive Underlying
Reference: 7GC Monthly, Pay Variable
1.989% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 — — — —
Morgan Stanley, Receive Underlying
Reference: 7GC, Class A Monthly, Pay
Variable 1.989% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 72 — — —
Morgan Stanley, Receive Underlying
Reference: Activision Blizzard Monthly,
Pay Variable 1.989% (SOFR + 0.40%)
Monthly, 1/18/24 2,012 65 — 65
Morgan Stanley, Receive Underlying
Reference: Advanced Micro Devices
Monthly, Pay Variable 1.989% (SOFR +
0.40%) Monthly, 1/18/24 853 140 — 140

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Air Products and Chemicals
Monthly, Pay Variable 1.989% (1M USD
LIBOR + 0.40%) Monthly, 1/18/24 728 80 — 80
Morgan Stanley, Receive Underlying
Reference: Alleghany Monthly, Pay
Variable 1.989% (SOFR + 0.40%) Monthly,
1/18/24 1,636 3 — 3
Morgan Stanley, Receive Underlying
Reference: Altaba Monthly, Pay Variable
1.989% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 40 — — —
Morgan Stanley, Receive Underlying
Reference: Amazon.com Monthly, Pay
Variable 1.850% (SOFR + 0.40%) Monthly,
1/18/24 80 9 — 9
Morgan Stanley, Receive Underlying
Reference: Amazon.com Monthly, Pay
Variable 1.989% (SOFR + 0.40%) Monthly,
1/18/24 423 79 — 79
Morgan Stanley, Receive Underlying
Reference: Ameren Monthly, Pay Variable
1.989% (SOFR + 0.40%) Monthly, 1/18/24 257 16 — 16
Morgan Stanley, Receive Underlying
Reference: Arista Networks Monthly, Pay
Variable 1.989% (SOFR + 0.40%) Monthly,
1/18/24 520 76 — 76
Morgan Stanley, Receive Underlying
Reference: Ball Monthly, Pay Variable
1.989% (SOFR + 0.40%) Monthly, 1/18/24 476 49 — 49
Morgan Stanley, Receive Underlying
Reference: Bank of America Monthly, Pay
Variable 1.989% (SOFR + 0.40%) Monthly,
1/18/24 359 17 — 17
Morgan Stanley, Receive Underlying
Reference: Blueprint Medicines Monthly,
Pay Variable 1.920% (SOFR + 0.40%)
Monthly, 1/18/24 75 — — —
Morgan Stanley, Receive Underlying
Reference: Blueprint Medicines Monthly,
Pay Variable 1.989% (SOFR + 0.40%)
Monthly, 1/18/24 99 (5) — (5)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Bright Horizons Family
Solutions Monthly, Pay Variable 1.989%
(SOFR + 0.40%) Monthly, 1/18/24 413 39 — 39
Morgan Stanley, Receive Underlying
Reference: Bright Horizons Family
Solutions Monthly, Pay Variable 2.010%
(SOFR + 0.40%) Monthly, 1/18/24 25 1 — 1
Morgan Stanley, Receive Underlying
Reference: Bright Horizons Family
Solutions Monthly, Pay Variable 2.064%
(SOFR + 0.40%) Monthly, 1/18/24 345 11 — 11
Morgan Stanley, Receive Underlying
Reference: Bright Horizons Family
Solutions Monthly, Pay Variable 2.098%
(SOFR + 0.40%) Monthly, 1/18/24 331 13 — 13
Morgan Stanley, Receive Underlying
Reference: Burlington Stores Monthly, Pay
Variable 1.989% (SOFR + 0.40%) Monthly,
1/18/24 291 2 — 2
Morgan Stanley, Receive Underlying
Reference: Carney Technology
Acquisition, Class A Monthly, Pay Variable
1.989% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 128 — — —
Morgan Stanley, Receive Underlying
Reference: Ceridian HCM Holding
Monthly, Pay Variable 1.989% (SOFR +
0.40%) Monthly, 1/18/24 328 33 — 33
Morgan Stanley, Receive Underlying
Reference: CF Industries Holdings
Monthly, Pay Variable 1.989% (SOFR +
0.40%) Monthly, 1/18/24 243 31 — 31
Morgan Stanley, Receive Underlying
Reference: Charles Schwab Monthly, Pay
Variable 1.850% (SOFR + 0.40%) Monthly,
1/18/24 39 4 — 4
Morgan Stanley, Receive Underlying
Reference: Charles Schwab Monthly, Pay
Variable 1.989% (SOFR + 0.40%) Monthly,
1/18/24 415 45 — 45
Morgan Stanley, Receive Underlying
Reference: Charles Schwab Monthly, Pay
Variable 2.010% (SOFR + 0.40%) Monthly,
1/18/24 38 4 — 4

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Charles Schwab Monthly, Pay
Variable 2.064% (SOFR + 0.40%) Monthly,
1/18/24 38 4 — 4
Morgan Stanley, Receive Underlying
Reference: Citigroup Monthly, Pay
Variable 1.989% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 961 46 — 46
Morgan Stanley, Receive Underlying
Reference: Confluent, Class A Monthly,
Pay Variable 1.850% (SOFR + 0.40%)
Monthly, 1/18/24 41 1 — 1
Morgan Stanley, Receive Underlying
Reference: Confluent, Class A Monthly,
Pay Variable 1.920% (SOFR + 0.40%)
Monthly, 1/18/24 39 — — —
Morgan Stanley, Receive Underlying
Reference: Confluent, Class A Monthly,
Pay Variable 1.989% (SOFR + 0.40%)
Monthly, 1/18/24 485 28 — 28
Morgan Stanley, Receive Underlying
Reference: Confluent, Class A Monthly,
Pay Variable 2.064% (SOFR + 0.40%)
Monthly, 1/18/24 39 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: Constellation Brands, Class A
Monthly, Pay Variable 1.989% (1M USD
LIBOR + 0.40%) Monthly, 1/18/24 971 6 — 6
Morgan Stanley, Receive Underlying
Reference: Corteva Monthly, Pay Variable
1.989% (SOFR + 0.40%) Monthly, 1/18/24 468 50 — 50
Morgan Stanley, Receive Underlying
Reference: Cummins Monthly, Pay
Variable 1.989% (SOFR + 0.40%) Monthly,
1/18/24 454 57 — 57
Morgan Stanley, Receive Underlying
Reference: Danaher Monthly, Pay Variable
1.989% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 267 37 — 37
Morgan Stanley, Receive Underlying
Reference: Danaher Monthly, Pay Variable
2.010% (SOFR + 0.40%) Monthly, 1/18/24 259 34 — 34
Morgan Stanley, Receive Underlying
Reference: Danaher Monthly, Pay Variable
2.098% (SOFR + 0.40%) Monthly, 1/18/24 621 42 — 42

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Dominion Energy Monthly, Pay
Variable 1.989% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 336 11 — 11
Morgan Stanley, Receive Underlying
Reference: Elanco Animal Health Monthly,
Pay Variable 1.850% (SOFR + 0.40%)
Monthly, 1/18/24 76 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Elanco Animal Health Monthly,
Pay Variable 1.920% (SOFR + 0.40%)
Monthly, 1/18/24 38 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Elanco Animal Health Monthly,
Pay Variable 2.153% (SOFR + 0.40%)
Monthly, 1/18/24 191 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: Elanco Animal Health Monthly,
Pay Variable 2.265% (SOFR + 0.40%)
Monthly, 1/18/24 38 — — —
Morgan Stanley, Receive Underlying
Reference: Eli Lilly Monthly, Pay Variable
1.989% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 388 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: EOG Resources Monthly, Pay
Variable 1.989% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 342 49 — 49
Morgan Stanley, Receive Underlying
Reference: Equitrans Midstream Monthly,
Pay Variable 1.920% (SOFR + 0.40%)
Monthly, 1/18/24 117 6 — 6
Morgan Stanley, Receive Underlying
Reference: Equitrans Midstream Monthly,
Pay Variable 1.989% (SOFR + 0.40%)
Monthly, 1/18/24 520 87 — 87
Morgan Stanley, Receive Underlying
Reference: Equity Distribution Acquisition,
Class A Monthly, Pay Variable 1.989% (1M
USD LIBOR + 0.40%) Monthly, 1/18/24 147 — — —
Morgan Stanley, Receive Underlying
Reference: Estee Lauder, Class A Monthly,
Pay Variable 1.989% (SOFR + 0.40%)
Monthly, 1/18/24 477 53 — 53

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Extra Space Storage Monthly,
Pay Variable 1.989% (SOFR + 0.40%)
Monthly, 1/18/24 499 58 — 58
Morgan Stanley, Receive Underlying
Reference: EZCORP, Class A Monthly, Pay
Variable 1.989% (SOFR + 0.40%) Monthly,
1/18/24 468 44 — 44
Morgan Stanley, Receive Underlying
Reference: FedEx Monthly, Pay Variable
1.989% (SOFR + 0.40%) Monthly, 1/18/24 483 33 — 33
Morgan Stanley, Receive Underlying
Reference: Fifth Third Bancorp Monthly,
Pay Variable 1.989% (SOFR + 0.40%)
Monthly, 1/18/24 285 3 — 3
Morgan Stanley, Receive Underlying
Reference: FirstCash Holdings Monthly,
Pay Variable 1.850% (SOFR + 0.40%)
Monthly, 1/18/24 38 5 — 5
Morgan Stanley, Receive Underlying
Reference: FirstCash Holdings Monthly,
Pay Variable 1.989% (SOFR + 0.40%)
Monthly, 1/18/24 484 59 — 59
Morgan Stanley, Receive Underlying
Reference: Fiserv Monthly, Pay Variable
1.989% (SOFR + 0.40%) Monthly, 1/18/24 654 80 — 80
Morgan Stanley, Receive Underlying
Reference: Fiserv Monthly, Pay Variable
2.098% (SOFR + 0.40%) Monthly, 1/18/24 362 22 — 22
Morgan Stanley, Receive Underlying
Reference: FleetCor Technologies
Monthly, Pay Variable 1.989% (SOFR +
0.40%) Monthly, 1/18/24 295 14 — 14
Morgan Stanley, Receive Underlying
Reference: FMC Monthly, Pay Variable
1.989% (SOFR + 0.40%) Monthly, 1/18/24 792 79 — 79
Morgan Stanley, Receive Underlying
Reference: Freshpet Monthly, Pay Variable
1.989% (SOFR + 0.40%) Monthly, 1/18/24 369 53 — 53
Morgan Stanley, Receive Underlying
Reference: Freshpet Monthly, Pay Variable
2.064% (SOFR + 0.40%) Monthly, 1/18/24 37 2 — 2

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: General Electric Monthly, Pay
Variable 1.850% (SOFR + 0.40%) Monthly,
1/18/24 38 2 — 2
Morgan Stanley, Receive Underlying
Reference: General Electric Monthly, Pay
Variable 1.920% (SOFR + 0.40%) Monthly,
1/18/24 39 — — —
Morgan Stanley, Receive Underlying
Reference: General Electric Monthly, Pay
Variable 1.989% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 826 144 — 144
Morgan Stanley, Receive Underlying
Reference: General Electric Monthly, Pay
Variable 1.989% (SOFR + 0.40%) Monthly,
1/18/24 287 51 — 51
Morgan Stanley, Receive Underlying
Reference: Global Payments Monthly, Pay
Variable 1.989% (SOFR + 0.40%) Monthly,
1/18/24 243 16 — 16
Morgan Stanley, Receive Underlying
Reference: Goldman Sachs Group
Monthly, Pay Variable 1.989% (1M USD
LIBOR + 0.40%) Monthly, 1/18/24 471 63 — 63
Morgan Stanley, Receive Underlying
Reference: Hess Monthly, Pay Variable
1.989% (SOFR + 0.40%) Monthly, 1/18/24 740 133 — 133
Morgan Stanley, Receive Underlying
Reference: Inari Medical Monthly, Pay
Variable 1.920% (SOFR + 0.40%) Monthly,
1/18/24 23 1 — 1
Morgan Stanley, Receive Underlying
Reference: Inari Medical Monthly, Pay
Variable 1.989% (SOFR + 0.40%) Monthly,
1/18/24 476 24 — 24
Morgan Stanley, Receive Underlying
Reference: Ingersoll Rand Monthly, Pay
Variable 1.989% (SOFR + 0.40%) Monthly,
1/18/24 235 50 — 50
Morgan Stanley, Receive Underlying
Reference: Intuit Monthly, Pay Variable
1.989% (SOFR + 0.40%) Monthly, 1/18/24 893 143 — 143

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Intuitive Surgical Monthly, Pay
Variable 1.850% (SOFR + 0.40%) Monthly,
1/18/24 40 1 — 1
Morgan Stanley, Receive Underlying
Reference: Intuitive Surgical Monthly, Pay
Variable 1.920% (SOFR + 0.40%) Monthly,
1/18/24 76 — — —
Morgan Stanley, Receive Underlying
Reference: Intuitive Surgical Monthly, Pay
Variable 1.989% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 343 31 — 31
Morgan Stanley, Receive Underlying
Reference: Intuitive Surgical Monthly, Pay
Variable 2.098% (SOFR + 0.40%) Monthly,
1/18/24 147 10 — 10
Morgan Stanley, Receive Underlying
Reference: Intuitive Surgical Monthly, Pay
Variable 2.265% (SOFR + 0.40%) Monthly,
1/18/24 37 3 — 3
Morgan Stanley, Receive Underlying
Reference: JB Hunt Transport Services
Monthly, Pay Variable 1.989% (SOFR +
0.40%) Monthly, 1/18/24 445 41 — 41
Morgan Stanley, Receive Underlying
Reference: Kymera Therapeutics Monthly,
Pay Variable 1.989% (SOFR + 0.40%)
Monthly, 1/18/24 193 (10) — (10)
Morgan Stanley, Receive Underlying
Reference: Kymera Therapeutics Monthly,
Pay Variable 2.010% (SOFR + 0.40%)
Monthly, 1/18/24 39 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: Mandiant Monthly, Pay Variable
1.989% (SOFR + 0.40%) Monthly, 1/18/24 387 10 — 10
Morgan Stanley, Receive Underlying
Reference: Marvell Technology Monthly,
Pay Variable 1.989% (SOFR + 0.40%)
Monthly, 1/18/24 609 94 — 94
Morgan Stanley, Receive Underlying
Reference: Match Group Monthly, Pay
Variable 1.989% (SOFR + 0.40%) Monthly,
1/18/24 303 37 — 37

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: MercadoLibre Monthly, Pay
Variable 1.989% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 206 37 — 37
Morgan Stanley, Receive Underlying
Reference: MGM Resorts International
Monthly, Pay Variable 1.989% (SOFR +
0.40%) Monthly, 1/18/24 416 49 — 49
Morgan Stanley, Receive Underlying
Reference: Moderna Monthly, Pay Variable
1.989% (SOFR + 0.40%) Monthly, 1/18/24 629 (11) — (11)
Morgan Stanley, Receive Underlying
Reference: Moderna Monthly, Pay Variable
1.994% (SOFR + 0.40%) Monthly, 1/18/24 95 (2) — (2)
Morgan Stanley, Receive Underlying
Reference: MongoDB Monthly, Pay
Variable 1.989% (SOFR + 0.40%) Monthly,
1/18/24 443 56 — 56
Morgan Stanley, Receive Underlying
Reference: Monolithic Power Systems
Monthly, Pay Variable 1.989% (SOFR +
0.40%) Monthly, 1/18/24 507 67 — 67
Morgan Stanley, Receive Underlying
Reference: News, Class A Monthly, Pay
Variable 1.989% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 110 10 — 10
Morgan Stanley, Receive Underlying
Reference: News, Class A Monthly, Pay
Variable 1.989% (SOFR + 0.40%) Monthly,
1/18/24 1,078 95 — 95
Morgan Stanley, Receive Underlying
Reference: NextEra Energy Monthly, Pay
Variable 1.989% (SOFR + 0.40%) Monthly,
1/18/24 150 11 — 11
Morgan Stanley, Receive Underlying
Reference: NVIDIA Monthly, Pay Variable
1.989% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 162 25 — 25
Morgan Stanley, Receive Underlying
Reference: NVIDIA Monthly, Pay Variable
1.989% (SOFR + 0.40%) Monthly, 1/18/24 430 65 — 65
Morgan Stanley, Receive Underlying
Reference: O'Reilly Automotive Monthly,
Pay Variable 1.989% (1M USD LIBOR +
0.40%) Monthly, 1/18/24 358 10 — 10

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: PACCAR Monthly, Pay Variable
1.989% (SOFR + 0.40%) Monthly, 1/18/24 458 65 — 65
Morgan Stanley, Receive Underlying
Reference: PayPal Holdings Monthly, Pay
Variable 1.989% (SOFR + 0.40%) Monthly,
1/18/24 385 65 — 65
Morgan Stanley, Receive Underlying
Reference: Philip Morris International
Monthly, Pay Variable 1.989% (SOFR +
0.40%) Monthly, 1/18/24 636 49 — 49
Morgan Stanley, Receive Underlying
Reference: PMV, Class A Monthly, Pay
Variable 1.989% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 147 — — —
Morgan Stanley, Receive Underlying
Reference: PropTech Investment, Class
A Monthly, Pay Variable 1.989% (1M USD
LIBOR + 0.40%) Monthly, 1/18/24 95 — — —
Morgan Stanley, Receive Underlying
Reference: Public Storage Monthly, Pay
Variable 1.989% (SOFR + 0.40%) Monthly,
1/18/24 276 23 — 23
Morgan Stanley, Receive Underlying
Reference: QUALCOMM Monthly, Pay
Variable 1.989% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 398 1 — 1
Morgan Stanley, Receive Underlying
Reference: RAPT Therapeutics Monthly,
Pay Variable 1.989% (SOFR + 0.40%)
Monthly, 1/18/24 188 (22) — (22)
Morgan Stanley, Receive Underlying
Reference: ResMed Monthly, Pay Variable
1.989% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 372 24 — 24
Morgan Stanley, Receive Underlying
Reference: Rexford Industrial Realty
Monthly, Pay Variable 1.989% (SOFR +
0.40%) Monthly, 1/18/24 256 25 — 25
Morgan Stanley, Receive Underlying
Reference: Rivian Automotive, Class A
Monthly, Pay Variable 1.994% (SOFR +
0.40%) Monthly, 1/18/24 572 22 — 22

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Ross Stores Monthly, Pay
Variable 1.989% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 207 8 — 8
Morgan Stanley, Receive Underlying
Reference: Ross Stores Monthly, Pay
Variable 1.989% (SOFR + 0.40%) Monthly,
1/18/24 557 23 — 23
Morgan Stanley, Receive Underlying
Reference: Salesforce Monthly, Pay
Variable 1.989% (SOFR + 0.40%) Monthly,
1/18/24 580 57 — 57
Morgan Stanley, Receive Underlying
Reference: SBA Monthly, Pay Variable
1.989% (SOFR + 0.40%) Monthly, 1/18/24 1,090 50 — 50
Morgan Stanley, Receive Underlying
Reference: Senior Connect Acquisition,
Class A Monthly, Pay Variable 1.989% (1M
USD LIBOR + 0.40%) Monthly, 1/18/24 146 — — —
Morgan Stanley, Receive Underlying
Reference: Southwest Airlines Monthly,
Pay Variable 1.920% (SOFR + 0.40%)
Monthly, 1/18/24 38 — — —
Morgan Stanley, Receive Underlying
Reference: Southwest Airlines Monthly,
Pay Variable 1.989% (SOFR + 0.40%)
Monthly, 1/18/24 181 (7) — (7)
Morgan Stanley, Receive Underlying
Reference: State Street Monthly, Pay
Variable 1.989% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 562 45 — 45
Morgan Stanley, Receive Underlying
Reference: Strategic Education Monthly,
Pay Variable 1.850% (SOFR + 0.40%)
Monthly, 1/18/24 119 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Strategic Education Monthly,
Pay Variable 1.920% (SOFR + 0.40%)
Monthly, 1/18/24 76 — — —
Morgan Stanley, Receive Underlying
Reference: Strategic Education Monthly,
Pay Variable 2.010% (SOFR + 0.40%)
Monthly, 1/18/24 117 1 — 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Strategic Education Monthly,
Pay Variable 2.064% (SOFR + 0.40%)
Monthly, 1/18/24 264 5 — 5
Morgan Stanley, Receive Underlying
Reference: Strategic Education Monthly,
Pay Variable 2.265% (SOFR + 0.40%)
Monthly, 1/18/24 77 2 — 2
Morgan Stanley, Receive Underlying
Reference: Textron Monthly, Pay Variable
1.989% (SOFR + 0.40%) Monthly, 1/18/24 516 47 — 47
Morgan Stanley, Receive Underlying
Reference: Turning Point Therapeutics
Monthly, Pay Variable 1.989% (SOFR +
0.40%) Monthly, 1/18/24 540 2 — 2
Morgan Stanley, Receive Underlying
Reference: Veeva Systems, Class A
Monthly, Pay Variable 1.989% (SOFR +
0.40%) Monthly, 1/18/24 363 36 — 36
Morgan Stanley, Receive Underlying
Reference: Verisk Analytics Monthly, Pay
Variable 1.989% (SOFR + 0.40%) Monthly,
1/18/24 300 19 — 19
Morgan Stanley, Receive Underlying
Reference: Vulcan Materials Monthly, Pay
Variable 1.989% (SOFR + 0.40%) Monthly,
1/18/24 257 29 — 29
Morgan Stanley, Receive Underlying
Reference: Walt Disney Monthly, Pay
Variable 2.001% (SOFR + 0.40%) Monthly,
1/18/24 1,064 75 — 75
Morgan Stanley, Receive Underlying
Reference: Walt Disney Monthly, Pay
Variable 2.010% (SOFR + 0.40%) Monthly,
1/18/24 468 11 — 11
Morgan Stanley, Receive Underlying
Reference: Wells Fargo Monthly, Pay
Variable 1.989% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 262 17 — 17
Morgan Stanley, Receive Underlying
Reference: Western Digital Monthly, Pay
Variable 1.989% (SOFR + 0.40%) Monthly,
1/18/24 484 17 — 17

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Zimmer Biomet Holdings
Monthly, Pay Variable 2.098% (SOFR +
0.40%) Monthly, 1/18/24 284 9 — 9
Morgan Stanley, Receive Underlying
Reference: Zoetis Monthly, Pay Variable
1.989% (SOFR + 0.40%) Monthly, 1/18/24 587 28 — 28
Total United States (39) 379
Virgin Islands (British) (0.0)%
Bank of America, Receive Underlying
Reference: Biohaven Pharmaceutical
Holding Monthly, Pay Variable 1.889%
(SOFR + 0.30%) Monthly, 1/18/24 379 — — —
Morgan Stanley, Receive Underlying
Reference: Biohaven Pharmaceutical
Holding Monthly, Pay Variable 2.098%
(SOFR + 0.40%) Monthly, 1/18/24 573 — — —
Morgan Stanley, Receive Underlying
Reference: Eucrates Biomedical
Acquisition Monthly, Pay Variable 1.989%
(1M USD LIBOR + 0.40%) Monthly,
1/18/24 39 — — —
Total Virgin Islands (British) — —
Total Bilateral Total Return Swaps (39) 1,155
Interest Rate Swaps (0.0)%
Brazil (0.0)%
Goldman Sachs, 4 Year Interest Rate
Swap, Pay Fixed 12.890% at Maturity,
Receive Variable 13.15%, (BRL CDI) at
Maturity, 1/4/27 3,830 (7) — (7)
Morgan Stanley, 5 Year Interest Rate
Swap, Pay Fixed 12.449% at Maturity,
Receive Variable 13.15%, (BRL CDI) at
Maturity, 1/4/27 12,200 3 — 3
Total Brazil — (4)
Total Bilateral Interest Rate Swaps — (4)
Total Bilateral Swaps (252) 1,681

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.1)%
Credit Default Swaps, Protection Bought (0.1)%
Foreign/Europe (0.0)%
Protection Bought (Relevant Credit: Markit
iTraxx Crossover-S37, 5 Year Index), Pay
5.00% Quarterly, Receive upon credit
default, 6/20/27 3,775 (8) (168) 160
Total Foreign/Europe 160
Luxembourg (0.0)%
Protection Bought (Relevant Credit:
Glencore Finance Europe), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/26 230 (29) (50) 21
Total Luxembourg 21
South Africa 0.0%
Protection Bought (Relevant Credit:
Republic of South Africa), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/26 (USD) 540 31 25 6
Total South Africa 6
United States (0.1)%
Protection Bought (Relevant Credit:
Apache), Pay 1.00% Quarterly, Receive
upon credit default, 6/20/27 909 48 46 2
Protection Bought (Relevant Credit:
Bausch Health Cos), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/26 495 199 (19) 218
Protection Bought (Relevant Credit: CHS/
Community Health Systems), Pay 5.00%
Quarterly, Receive upon credit default,
6/20/26 290 122 10 112
Protection Bought (Relevant Credit: CHS/
Community Health Systems), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/26 55 24 3 21
Protection Bought (Relevant Credit:
ConocoPhillips), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/27 800 (16) (13) (3)
Protection Bought (Relevant Credit: Delta
Air Lines), Pay 5.00% Quarterly, Receive
upon credit default, 6/20/27 420 (7) (10) 3

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit: iStar),
Pay 5.00% Quarterly, Receive upon credit
default, 6/20/26 675 (63) (84) 21
Protection Bought (Relevant Credit:
Macy's), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/26 260 38 25 13
Protection Bought (Relevant Credit: Markit
CDX.EM-S37, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default,
6/21/27 1,110 104 107 (3)
Protection Bought (Relevant Credit: Markit
CDX.NA.HY-S38, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
6/21/27 26,192 (451) (71) (380)
Protection Bought (Relevant Credit: Markit
CDX.NA.IG-S38, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default,
6/21/27 8,908 (88) (82) (6)
Protection Bought (Relevant Credit:
Marriott International), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/26 1,995 (19) (2) (17)
Protection Bought (Relevant Credit:
Occidental Petroleum), Pay 1.00%
Quarterly, Receive upon credit default,
6/21/27 320 8 17 (9)
Protection Bought (Relevant Credit:
Quest Diagnostics), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/26 220 (5) (5) —
Protection Bought (Relevant Credit:
Raytheon Technologies), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/26 220 (5) (6) 1
Protection Bought (Relevant Credit:
Realogy Group), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/26 860 56 (37) 93
Protection Bought (Relevant Credit: Xerox),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/26 201 23 17 6
Total United States 72
Total Centrally Cleared Credit Default Swaps,
Protection Bought 259

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Credit Default Swaps, Protection Sold (0.1)%
Luxembourg 0.0%
Protection Sold (Relevant Credit:
ArcelorMittal, Baa3*), Receive 5.00%
Quarterly, Pay upon credit default, 6/21/27 25 3 2 1
Total Luxembourg 1
United States (0.1)%
Protection Sold (Relevant Credit: DISH
DBS, B3*), Receive 5.00% Quarterly, Pay
upon credit default, 6/21/27 247 (57) (43) (14)
Protection Sold (Relevant Credit: FedEx,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 6/21/27 305 5 4 1
Protection Sold (Relevant Credit:
Goodyear Tire & Rubber, B2*), Receive
5.00% Quarterly, Pay upon credit default,
6/21/27 1,250 19 45 (26)
Protection Sold (Relevant Credit: Macy's,
Ba2*), Receive 1.00% Quarterly, Pay upon
credit default, 6/21/27 2,005 (332) (206) (126)
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S38, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
6/21/27 1,400 24 (10) 34
Protection Sold (Relevant Credit: Murphy
Oil, Ba2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/22 235 (3) (6) 3
Total United States (128)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (127)
Interest Rate Swaps 0.1%
Canada (0.0)%
5 Year Interest Rate Swap, Pay Fixed
2.373% Semi-Annually, Receive Variable
2.295% (3M CAD CDOR) Semi-Annually,
3/15/27 1,500 26 — 26
5 Year Interest Rate Swap, Pay Fixed
3.493% Semi-Annually, Receive Variable
3.035% (3M CAD CDOR) Semi-Annually,
7/14/27 505 (8) 1 (9)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Pay Fixed
3.496% Semi-Annually, Receive Variable
3.035% (3M CAD CDOR) Semi-Annually,
7/14/27 505 (10) — (10)
5 Year Interest Rate Swap, Pay Fixed
3.510% Semi-Annually, Receive Variable
3.035% (3M CAD CDOR) Semi-Annually,
7/14/27 491 (10) — (10)
Total Canada (3)
China 0.0%
5 Year Interest Rate Swap, Receive Fixed
2.432% Quarterly, Pay Variable 1.550% (7
Day Interbank Repo) Quarterly, 8/9/26 30,500 19 — 19
5 Year Interest Rate Swap, Receive Fixed
2.553% Quarterly, Pay Variable 1.700% (7
Day Interbank Repo) Quarterly, 7/14/27 3,550 4 1 3
Total China 22
Hong Kong (0.1)%
5 Year Interest Rate Swap, Receive Fixed
0.700% Quarterly, Pay Variable 0.749%
(3M HKD HIBOR) Quarterly, 8/6/26 11,000 (111) — (111)
Total Hong Kong (111)
India (0.0)%
2 Year Interest Rate Swap, Receive Fixed
6.590% Semi-Annually, Pay Variable
5.250% (1 Day INR MIBOR) Semi-Annually,
5/30/24 45,000 3 — 3
2 Year Interest Rate Swap, Receive Fixed
6.870% at Maturity, Pay Variable 5.250% (1
Day INR MIBOR) at Maturity, 6/24/24 44,500 7 — 7
5 Year Interest Rate Swap, Pay Fixed
6.835% Semi-Annually, Receive Variable
5.250% (1 Day INR MIBOR) Semi-Annually,
5/31/27 45,000 (13) — (13)
5 Year Interest Rate Swap, Pay Fixed
7.068% at Maturity, Receive Variable
5.250% (1 Day INR MIBOR) at Maturity,
6/22/27 44,500 (18) — (18)
Total India (21)
Mexico (0.0)%
5 Year Interest Rate Swap, Receive Fixed
7.176% 28 Days, Pay Variable 8.032%
(MXIBTIIE) 28 Days, 11/16/26 18,060 (36) — (36)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Receive Fixed
7.260% 28 Days, Pay Variable 8.075%
(MXIBTIIE) 28 Days, 11/13/26 6,845 (13) — (13)
5 Year Interest Rate Swap, Receive Fixed
7.295% 28 Days, Pay Variable 8.060%
(MXIBTIIE) 28 Days, 11/12/26 18,260 (31) 1 (32)
5 Year Interest Rate Swap, Receive Fixed
7.345% 28 Days, Pay Variable 8.050%
(MXIBTIIE) 28 Days, 11/11/26 11,135 (19) — (19)
Total Mexico (100)
United Kingdom 0.2%
30 Year Interest Rate Swap, Pay Fixed
0.912% Annually, Receive Variable 0.133%
(GBP SONIA) Annually, 9/27/51 1,020 291 — 291
30 Year Interest Rate Swap, Pay Fixed
1.442% Annually, Receive Variable 0.162%
(GBP SONIA) Annually, 3/18/52 218 32 — 32
30 Year Interest Rate Swap, Pay Fixed
1.467% Annually, Receive Variable 0.162%
(GBP SONIA) Annually, 3/18/52 219 30 — 30
50 Year Interest Rate Swap, Pay Fixed
0.742% Annually, Receive Variable 0.133%
(GBP SONIA) Annually, 9/27/71 105 45 1 44
Total United Kingdom 397
United States (0.0)%
5 Year Interest Rate Swap, Receive Fixed
2.429% Annually, Pay Variable 2.270%
(SOFR) Annually, 8/2/27 8,670 (8) — (8)
7 Year Interest Rate Swap, Pay Fixed
2.792% Annually, Receive Variable 2.270%
(SOFR) Annually, 7/11/29 1,600 (39) 1 (40)
30 Year Interest Rate Swap, Pay Fixed
2.443% Annually, Receive Variable 2.270%
(SOFR) Annually, 8/1/52 1,910 12 — 12
Total United States (36)
Total Centrally Cleared Interest Rate Swaps 148
Zero-Coupon Inflation Swaps (0.0)%
United States (0.0)%
1 Year Zero-Coupon Inflation Swap Pay
Fixed 5.350% at Maturity, Receive Variable
(Change in CPI) at Maturity, 6/7/23 11,910 (46) — (46)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Zero-Coupon Inflation Swap
Receive Fixed 3.315% at Maturity, Pay
Variable (Change in CPI) at Maturity,
6/7/27 4,000 13 — 13
10 Year Zero-Coupon Inflation Swap
Receive Fixed 2.609% at Maturity, Pay
Variable (Change in CPI) at Maturity,
2/10/32 530 (30) — (30)
10 Year Zero-Coupon Inflation Swap
Receive Fixed 3.098% at Maturity, Pay
Variable (Change in CPI) at Maturity,
3/10/32 515 (1) 1 (2)
Total United States (65)
Total Centrally Cleared Zero-Coupon Inflation Swaps (65)
Total Centrally Cleared Swaps 215
Net payments (receipts) of variation margin to date (349)
Variation margin receivable (payable) on centrally cleared swaps $ (134)
*
Credit ratings as of July 31, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $(46).

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 8/19/22 EUR 104 USD 110 $ (3)
Bank of America 8/19/22 USD 412 SEK 4,150 3
Bank of America 9/9/22 USD 536 PHP 28,475 23
Bank of America 10/14/22 RON 739 USD 150 2
Barclays Bank 8/5/22 INR 64,606 USD 813 1
Barclays Bank 8/19/22 GBP 500 USD 607 2
Barclays Bank 8/19/22 SEK 6,235 USD 634 (20)
Barclays Bank 8/19/22 USD 3,093 EUR 2,960 63
Barclays Bank 8/30/22 INR 484,514 USD 6,041 50
Barclays Bank 8/30/22 USD 398 INR 31,917 (3)
Barclays Bank 9/9/22 USD 511 PHP 27,359 18
Barclays Bank 10/7/22 CLP 99,496 USD 107 2
Barclays Bank 10/7/22 TWD 24,733 USD 830 (3)
Barclays Bank 10/7/22 USD 1,342 KRW 1,731,718 12
Barclays Bank 10/7/22 USD 1,295 TWD 37,854 29
BNP Paribas 8/12/22 PLN 1,087 USD 230 3
BNP Paribas 8/19/22 EUR 121 USD 123 1
BNP Paribas 8/19/22 EUR 1,206 USD 1,284 (49)
BNP Paribas 8/19/22 GBP 57 USD 68 1
BNP Paribas 8/19/22 GBP 423 USD 528 (13)
BNP Paribas 8/19/22 SEK 652 USD 65 (1)
BNP Paribas 8/19/22 USD 2,282 EUR 2,179 52
BNP Paribas 8/19/22 USD 2,503 EUR 2,489 (45)
BNP Paribas 8/19/22 USD 712 GBP 578 8
BNP Paribas 8/19/22 USD 400 GBP 330 (2)
BNP Paribas 9/9/22 CLP 196,415 USD 194 23
BNP Paribas 9/9/22 THB 20,235 USD 590 (39)
BNP Paribas 9/9/22 USD 1,483 CLP 1,230,220 128
BNP Paribas 9/9/22 USD 105 MYR 462 2
BNP Paribas 9/9/22 USD 372 THB 12,726 25
BNP Paribas 9/23/22 USD 819 SEK 8,275 3
BNP Paribas 10/7/22 CLP 297,215 USD 316 9
BNP Paribas 10/7/22 USD 496 CLP 497,481 (49)
BNP Paribas 10/14/22 USD 819 ZAR 13,512 13
BNP Paribas 10/20/22 USD 136 ILS 471 (3)
BNP Paribas 10/21/22 AUD 803 USD 551 11
BNP Paribas 10/21/22 USD 65 NZD 103 —
Citibank 8/19/22 EUR 156 USD 167 (8)
Citibank 8/19/22 SEK 2,269 USD 230 (6)
Citibank 9/2/22 USD 881 BRL 4,385 42
Citibank 9/2/22 USD 365 BRL 2,007 (19)
Citibank 9/21/22 RSD 3,006 USD 26 —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 10/7/22 USD 463 INR 36,519 $ 5
Citibank 10/14/22 HUF 247,642 USD 602 13
Citibank 10/14/22 USD 10 HUF 4,293 —
Citibank 10/14/22 USD 425 RON 2,100 (5)
Citibank 10/20/22 USD 4,761 ILS 16,715 (183)
Deutsche Bank 8/19/22 EUR 203 USD 219 (11)
Deutsche Bank 8/31/22 USD 2,995 EUR 2,946 (23)
Deutsche Bank 9/9/22 CLP 175,725 USD 181 13
Deutsche Bank 9/9/22 USD 109 MYR 476 2
Deutsche Bank 9/9/22 USD 560 THB 19,088 40
Deutsche Bank 10/14/22 MXN 11,608 USD 552 9
Deutsche Bank 10/20/22 USD 280 ILS 957 (4)
Deutsche Bank 10/21/22 CAD 520 USD 404 2
Goldman Sachs 8/2/22 BRL 14,128 USD 2,723 4
Goldman Sachs 8/2/22 USD 2,625 BRL 14,128 (102)
Goldman Sachs 8/5/22 USD 815 INR 64,606 —
Goldman Sachs 8/19/22 EUR 422 USD 448 (16)
Goldman Sachs 8/19/22 USD 223 EUR 218 (1)
Goldman Sachs 8/19/22 USD 501 GBP 425 (16)
Goldman Sachs 8/31/22 USD 388 PHP 21,798 (5)
Goldman Sachs 9/2/22 BRL 15,848 USD 2,929 103
Goldman Sachs 9/2/22 BRL 6,090 USD 1,239 (74)
Goldman Sachs 9/2/22 USD 1,274 BRL 6,425 46
Goldman Sachs 9/9/22 CLP 174,135 USD 188 4
Goldman Sachs 9/9/22 CLP 189,280 USD 209 (1)
Goldman Sachs 9/9/22 USD 250 THB 8,590 16
Goldman Sachs 10/7/22 USD 511 INR 40,535 3
Goldman Sachs 10/7/22 USD 1,488 TWD 43,584 31
HSBC Bank 8/19/22 EUR 375 USD 378 6
HSBC Bank 9/2/22 USD 1,013 BRL 5,123 33
HSBC Bank 9/2/22 USD 935 BRL 5,151 (50)
HSBC Bank 9/9/22 MYR 33 USD 8 —
HSBC Bank 9/9/22 PHP 31,551 USD 582 (14)
HSBC Bank 9/9/22 THB 15,351 USD 424 (6)
HSBC Bank 9/9/22 USD 584 THB 20,595 23
HSBC Bank 9/23/22 SEK 2,005 USD 198 (1)
HSBC Bank 10/14/22 USD 802 CNH 5,430 (3)
HSBC Bank 10/14/22 USD 235 ZAR 4,053 (6)
HSBC Bank 10/20/22 ILS 1,893 USD 555 5
JPMorgan Chase 8/19/22 EUR 35 USD 37 (1)
JPMorgan Chase 8/19/22 GBP 175 USD 210 3
JPMorgan Chase 8/19/22 USD 269 EUR 251 12

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 8/19/22 USD 324 EUR 318 $ (2)
JPMorgan Chase 8/19/22 USD 133 GBP 108 2
JPMorgan Chase 8/31/22 MXN 35,200 USD 1,707 9
JPMorgan Chase 9/2/22 USD 78 BRL 390 4
JPMorgan Chase 10/14/22 USD 258 ZAR 4,433 (7)
JPMorgan Chase 10/14/22 ZAR 211 USD 12 —
JPMorgan Chase 10/20/22 USD 278 ILS 952 (4)
JPMorgan Chase 10/21/22 CAD 515 USD 400 2
JPMorgan Chase 10/21/22 USD 560 AUD 823 (16)
JPMorgan Chase 10/21/22 USD 1,605 CAD 2,105 (38)
Morgan Stanley 8/2/22 BRL 14,128 USD 2,680 47
Morgan Stanley 8/2/22 USD 2,723 BRL 14,128 (4)
Morgan Stanley 8/19/22 GBP 165 USD 194 7
Morgan Stanley 8/19/22 GBP 68 USD 84 (1)
Morgan Stanley 8/19/22 USD 4,005 GBP 3,278 10
Morgan Stanley 9/2/22 USD 372 BRL 1,900 9
Morgan Stanley 9/9/22 USD 201 CLP 178,530 4
Morgan Stanley 9/9/22 USD 249 COP 1,149,532 (17)
Morgan Stanley 9/16/22 SGD 1,026 USD 739 4
Morgan Stanley 9/23/22 SEK 2,600 USD 256 —
Morgan Stanley 10/14/22 CNH 3,716 USD 551 —
Morgan Stanley 10/14/22 USD 553 CNH 3,716 2
Morgan Stanley 10/20/22 ILS 1,925 USD 555 14
Morgan Stanley 10/20/22 USD 274 ILS 936 (3)
Morgan Stanley 10/21/22 CHF 917 USD 948 22
Morgan Stanley 10/21/22 USD 1,670 NZD 2,707 (31)
RBC Dominion Securities 8/19/22 USD 251 EUR 238 7
RBC Dominion Securities 8/19/22 USD 207 SEK 2,085 1
RBC Dominion Securities 10/21/22 AUD 823 USD 562 14
Standard Chartered 8/19/22 GBP 320 USD 385 5
Standard Chartered 8/19/22 USD 395 GBP 325 (1)
Standard Chartered 8/31/22 USD 387 KRW 506,577 (2)
Standard Chartered 8/31/22 USD 889 TWD 26,518 4
Standard Chartered 9/2/22 BRL 1,795 USD 335 8
Standard Chartered 9/9/22 USD 112 MYR 490 2
Standard Chartered 9/16/22 USD 735 SGD 1,026 (8)
Standard Chartered 10/7/22 IDR 12,159,125 USD 816 2
Standard Chartered 10/7/22 USD 263 KRW 344,277 (2)
Standard Chartered 10/14/22 USD 548 CNH 3,693 —
Standard Chartered 10/14/22 ZAR 9,730 USD 575 6
Standard Chartered 10/21/22 NZD 715 USD 442 8
State Street 8/12/22 PLN 1,296 USD 290 (11)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 8/19/22 GBP 33 USD 40 $ —
State Street 8/19/22 SEK 107 USD 11 —
State Street 8/19/22 USD 2,359 EUR 2,229 78
State Street 8/19/22 USD 335 SEK 3,352 5
State Street 8/31/22 USD 2,097 CHF 2,020 (30)
State Street 9/2/22 BRL 1,933 USD 355 15
State Street 9/9/22 USD 39 CLP 38,111 (3)
State Street 9/23/22 SEK 7,995 USD 786 2
State Street 10/7/22 CLP 49,111 USD 53 1
State Street 10/14/22 CZK 31,612 USD 1,273 26
State Street 10/14/22 USD 50 MXN 1,067 (1)
State Street 10/14/22 ZAR 4,380 USD 258 4
State Street 10/20/22 ILS 1,490 USD 436 4
State Street 10/20/22 USD 30 ILS 103 (1)
State Street 10/21/22 CAD 933 USD 717 11
State Street 10/21/22 USD 227 CAD 298 (6)
UBS Investment Bank 8/12/22 PLN 3,650 USD 845 (60)
UBS Investment Bank 8/19/22 EUR 544 USD 570 (13)
UBS Investment Bank 8/19/22 USD 1,859 EUR 1,766 51
UBS Investment Bank 8/19/22 USD 109 SEK 1,089 2
UBS Investment Bank 9/9/22 CLP 172,885 USD 188 3
UBS Investment Bank 9/9/22 USD 827 CLP 729,910 23
UBS Investment Bank 9/23/22 USD 427 SEK 4,325 1
UBS Investment Bank 10/7/22 CLP 297,215 USD 324 2
UBS Investment Bank 10/7/22 IDR 12,612,216 USD 848 —
UBS Investment Bank 10/7/22 KRW 1,081,095 USD 834 (4)
UBS Investment Bank 10/7/22 USD 818 IDR 12,159,125 —
UBS Investment Bank 10/7/22 USD 429 INR 34,115 2
UBS Investment Bank 10/14/22 USD 1,980 ZAR 33,799 (37)
UBS Investment Bank 10/20/22 ILS 3,281 USD 958 13
UBS Investment Bank 10/20/22 USD 267 ILS 922 (6)
UBS Investment Bank 10/21/22 CAD 507 USD 388 8
UBS Investment Bank 10/21/22 USD 83 AUD 120 (1)
UBS Investment Bank 10/21/22 USD 324 CAD 423 (7)
UBS Investment Bank 10/21/22 USD 1,514 JPY 204,067 (27)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 215

T. ROWE PRICE Multi-Strategy Total Return Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 3 Amsterdam IDX contracts 8/22 445 $ 38
Short, 7 CAC40 Index contracts 8/22 (461) (20)
Short, 22 Hang Seng Index contracts 8/22 (2,816) 81
Short, 461 OMX Swedish Index contracts 8/22 (9,226) (305)
Long, 19 ASX SPI 200 Index contracts 9/22 2,277 125
Long, 16 Australian ten years Treasury Bond Index
contracts 9/22 1,397 62
Short, 16 DAX Index contracts 9/22 (5,508) 56
Short, 19 Euro BOBL contracts 9/22 (2,483) (50)
Short, 83 Euro BTP contracts 9/22 (10,716) (261)
Short, 23 Euro BUND contracts 9/22 (3,706) (289)
Short, 12 Euro BUXL thirty year bond contracts 9/22 (2,279) (240)
Short, 11 Euro OAT contracts 9/22 (1,647) (79)
Long, 213 Euro SCHATZ contracts 9/22 23,976 243
Short, 98 Euro STOXX contracts 9/22 (3,708) (135)
Short, 151 FTSE 100 Index contracts 9/22 (13,566) (531)
Long, 13 FTSE MIB Index contracts 9/22 1,487 94
Short, 134 Government of Canada ten year bond
contracts 9/22 (13,650) (466)
Long, 113 Long Gilt ten year contracts 9/22 16,263 174
Long, 78 Mini ten year JGB contracts 9/22 8,797 103
Short, 118 MSCI Emerging Markets Index contracts 9/22 (5,891) 16
Long, 91 Republic of South Korea three year bond
contracts 9/22 7,392 167
Short, 4 Russell 2000 E-Mini Index contracts 9/22 (377) (12)
Short, 192 S&P 500 E-Mini Index contracts 9/22 (39,681) (2,043)
Short, 17 S&P 500 E-mini Index Industrial Sector
contracts 9/22 (1,639) (9)
Short, 9 S&P 500 E-mini Index Technology Sector
contracts 9/22 (1,310) (121)
Long, 2 S&P 500 E-mini Index Utilities Sector
contracts 9/22 150 14
Short, 9 S&P 500 Index Consumer Discretionary
Sector contracts 9/22 (1,483) (209)
Long, 37 S&P 500 Index Consumer Staples contracts 9/22 2,775 102
Long, 13 S&P/TSX 60 Index contracts 9/22 2,410 79
Short, 77 TOPIX Index contracts 9/22 (11,188) (233)
Short, 5 U.S. Treasury Long Bond contracts 9/22 (720) (22)
Short, 136 U.S. Treasury Notes five year contracts 9/22 (15,467) (190)
Short, 133 U.S. Treasury Notes ten year contracts 9/22 (16,112) (281)
Short, 47 U.S. Treasury Notes two year contracts 9/22 (9,892) (13)

T. ROWE PRICE Multi-Strategy Total Return Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 40 Ultra U.S. Treasury Bonds contracts 9/22 6,333 $ 123
Long, 9 Ultra U.S. Treasury Notes ten year contracts 9/22 1,181 7
Net payments (receipts) of variation margin to date 3,119
Variation margin receivable (payable) on open futures contracts $ (906)

T. ROWE PRICE Multi-Strategy Total Return Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 2.03% $ — $ — $ 412 ++
T. Rowe Price Short-Term Fund — — — ++
Totals $ — # $ — $ 412 +
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
07/31/22
T. Rowe Price Government
Reserve Fund, 2.03% $ 127,142 ¤ ¤ $ 106,820
T. Rowe Price Short-Term Fund 6,864 ¤ ¤ —
Total $ 106,820 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $412 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $106,820.

T. ROWE PRICE Multi-Strategy Total Return Fund
Unaudited
Notes to Portfolio of Investments
108
T. Rowe Price Multi-Strategy Total Return Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Multi-Strategy Total Return Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE Multi-Strategy Total Return Fund

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Committee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee

T. ROWE PRICE Multi-Strategy Total Return Fund

may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Multi-Strategy Total Return Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 130,353 $ — $ 130,353
Bank Loans — 30,034 2,342 32,376
Common Stocks 52,755 15,145 146 68,046
Convertible Preferred Stocks — 60 470 530
Preferred Stocks — 714 — 714
Private Investment Company
2
— — — 29
Short-Term Investments 103,935 — — 103,935
Securities Lending Collateral 2,885 — — 2,885
Options Purchased — 640 — 640
Total Securities 159,575 176,946 2,958 339,508
Swaps* — 10,215 — 10,215
Forward Currency Exchange
Contracts — 1,343 — 1,343
Futures Contracts* 1,484 — — 1,484
Total $ 161,059 $ 188,504 $ 2,958 $ 352,550
Liabilities
Options Written $ — $ 1,082 $ — $ 1,082
Swaps* — 8,571 — 8,571
Forward Currency Exchange
Contracts — 1,128 — 1,128
Futures Contracts* 5,509 — — 5,509
Total $ 5,509 $ 10,781 $ — $ 16,290
1
Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds, Government Bonds,
Municipal Securities, Non-U.S. Government Mortgage-Backed Securities and U.S. Government
Agency Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE Multi-Strategy Total Return Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F1112-054Q3 07/22
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of
Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.